                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06670
              ----------------------------------------------------

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
             -------------------------------------------------------
              (Address of Principal Executive Offices)   (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE INSTITUTIONAL FUND
SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

CREDIT SUISSE INSTITUTIONAL FUND, INC.
- INTERNATIONAL FOCUS PORTFOLIO


THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 28, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, Credit Suisse Institutional Fund, Inc. -- International Focus Portfolio(1) (the "Portfolio") had a gain of 7.53%, versus an increase of 11.69% for the Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index(2).

   The period was a volatile, though ultimately positive, one for equity markets around the world. Stocks initially rose, continuing a rally begun in March 2003 on hopes that a reviving U.S. economy would support growth globally. Markets finished the period on a weak note, however, hurt by fears of rising U.S. interest rates, worries that China's strong growth would be reined in (China has been a source of growth for a number of markets in Asia and elsewhere), and renewed geopolitical concerns.

   The Portfolio trailed its benchmark, in part due to underperformance of its Japan holdings. Selected via our bottom-up investment process, these holdings are what we consider to be higher-quality stocks representing companies with above average earnings potential. However, such stocks performed poorly in the period as a whole, in many instances for technical reasons (such as cross shareholding and pension-related selling overhangs). That notwithstanding, we believe our companies in Japan have good long-term prospects. The Portfolio's European holdings modestly underperformed as a group. On the positive side, the Portfolio's telecommunications holdings (especially within Latin America), aided its performance, as did its materials and energy holdings in general.

   In terms of noteworthy recent portfolio activity, one move we made was to increase our exposure to the energy area. We ended the period roughly neutrally weighted here, after being underweighted through much of 2003. Our decision to add was based on relative valuations -- energy stocks underperformed last year -- combined with our more bullish outlook on energy prices. We believe that OPEC is determined to support relatively high oil prices, with firmer oil revenues needed to address local social concerns.

   Elsewhere, we selectively added some technology stocks, taking advantage of market pullbacks. Our view is that earnings could actually be quite strong in certain areas of technology as the year progresses. Our goal was to purchase these stocks prior to any positive earnings surprises that may be announced. In the consumer area, we purchased shares of a U.K. tobacco company that we feel is attractively valued, offers a relatively high dividend yield, and does not present the litigation risk associated with U.S. tobacco companies. We reduced our exposure to the materials and consumer discretionary sectors as individual stocks began to reach our price targets.

   Late in the period we eliminated our direct exposure to China. Our view is that investor sentiment is tending toward a hard landing scenario for the Chinese economy, and that the market will likely be quite vulnerable to any disappointing data in the intermediate term. We also started to narrow our underweighting in the European pharmaceutical industry, where we think the risk/reward profile has improved.

   Looking ahead, we believe that the quality and consistency of earnings will likely be drivers of stock performance this year. In that context, we will continue to adhere to our discipline, focusing on what we deem to be profitable companies with sustainable earnings growth potential.

The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos
Harry M. Jaffe
Chris Matyszewski

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                         SINCE     INCEPTION
      1 YEAR   5 YEARS    10 YEARS     INCEPTION     DATE
      ------   -------    --------     ---------   ---------
      50.86%    1.59%       3.52%        6.75%      9/1/92

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                         SINCE     INCEPTION
      1 YEAR   5 YEARS    10 YEARS     INCEPTION      DATE
      ------   -------    --------     ---------   ---------
      32.12%    0.63%       2.95%        6.40%        9/1/92

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------   -------------
COMMON STOCKS (94.9%)
BRAZIL (1.0%)
OIL & GAS (1.0%)
    Petroleo Brasileiro SA - Petrobras ADR^                                  54,170   $   1,565,513
                                                                                      -------------
TOTAL BRAZIL                                                                              1,565,513
                                                                                      -------------
FINLAND (2.2%)
PAPER & FOREST PRODUCTS (2.2%)
    Stora Enso Oyj                                                          249,560       3,365,552
                                                                                      -------------
TOTAL FINLAND                                                                             3,365,552
                                                                                      -------------
FRANCE (12.7%)
AUTOMOBILES (3.0%)
    PSA Peugeot Citroen^                                                     32,860       1,765,502
    Renault SA^                                                              36,490       2,722,964
                                                                                      -------------
                                                                                          4,488,466
                                                                                      -------------
BANKS (2.9%)
    BNP Paribas SA^                                                          48,063       2,886,539
    Credit Agricole SA^                                                      62,344       1,538,044
                                                                                      -------------
                                                                                          4,424,583
                                                                                      -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    France Telecom SA*                                                      104,465       2,520,829
                                                                                      -------------
INSURANCE (2.2%)
    Axa                                                                     156,470       3,295,578
                                                                                      -------------
MEDIA (1.5%)
    Lagardere S.C.A.^                                                        36,920       2,223,958
                                                                                      -------------
TEXTILES & APPAREL (1.4%)
    LVMH Moet Hennessy Louis Vuitton SA^                                     30,270       2,133,627
                                                                                      -------------
TOTAL FRANCE                                                                             19,087,041
                                                                                      -------------
GERMANY (6.1%)
BANKS (1.4%)
    Bayerische Hypo-und Vereinsbank AG*                                     120,260       2,087,462
                                                                                      -------------
DIVERSIFIED FINANCIALS (1.3%)
    Deutsche Boerse AG*,^                                                    35,920       1,975,552
                                                                                      -------------
ELECTRIC UTILITIES (1.7%)
    E.ON AG^                                                                 39,586       2,624,192
                                                                                      -------------
ELECTRICAL EQUIPMENT (1.7%)
    Siemens AG                                                               35,700       2,578,422
                                                                                      -------------
TOTAL GERMANY                                                                             9,265,628
                                                                                      -------------
HONG KONG (0.0%)
BANKS (0.0%)
    Hang Seng Bank, Ltd.                                                         12             152
                                                                                      -------------
TOTAL HONG KONG                                                                                 152
                                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------   -------------
COMMON STOCKS
IRELAND (1.4%)
BANKS (1.4%)
    Bank of Ireland                                                         179,242   $   2,172,300
                                                                                      -------------
TOTAL IRELAND                                                                             2,172,300
                                                                                      -------------
ITALY (4.4%)
BANKS (2.1%)
    SanPaolo IMI SpA^                                                       273,320       3,187,961
                                                                                      -------------
OIL & GAS (2.3%)
    Eni SpA*,^                                                              170,390       3,464,167
                                                                                      -------------
TOTAL ITALY                                                                               6,652,128
                                                                                      -------------
JAPAN (19.9%)
AUTO COMPONENTS (2.4%)
    Stanley Electric Company, Ltd.                                          194,800       3,680,468
                                                                                      -------------
DIVERSIFIED FINANCIALS (2.4%)
    Nikko Cordial Corp.                                                     632,000       3,596,538
                                                                                      -------------
ELECTRICAL EQUIPMENT (1.7%)
    Nitto Denko Corp.                                                        45,200       2,510,770
                                                                                      -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
    Omron Corp.                                                             115,900       2,825,164
    Rohm Company, Ltd.                                                       22,900       2,857,442
                                                                                      -------------
                                                                                          5,682,606
                                                                                      -------------
HOUSEHOLD PRODUCTS (2.0%)
    Uni-Charm Corp.                                                          64,700       3,060,432
                                                                                      -------------
MACHINERY (3.2%)
    Komatsu, Ltd.                                                           382,000       2,177,319
    THK Company, Ltd.                                                       138,000       2,669,838
                                                                                      -------------
                                                                                          4,847,157
                                                                                      -------------
SPECIALTY RETAIL (1.4%)
    Yamada Denki Company, Ltd.                                               59,400       2,040,016
                                                                                      -------------
TRADING COMPANIES & DISTRIBUTORS (1.9%)
    Sumitomo Corp.                                                          379,000       2,908,912
                                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    NTT DoCoMo, Inc.                                                            842       1,670,953
                                                                                      -------------
TOTAL JAPAN                                                                              29,997,852
                                                                                      -------------
MEXICO (1.4%)
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    America Movil SA de CV ADR, Series L                                     60,310       2,038,478
                                                                                      -------------
TOTAL MEXICO                                                                              2,038,478
                                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------   -------------
COMMON STOCKS
NETHERLANDS (5.8%)
BANKS (1.5%)
    ABN AMRO Holding NV^                                                    100,360   $   2,182,362
                                                                                      -------------
DIVERSIFIED FINANCIALS (1.9%)
    ING Groep NV                                                            134,300       2,878,540
                                                                                      -------------
FOOD PRODUCTS (1.7%)
    Koninklijke Numico NV*                                                   91,980       2,547,030
                                                                                      -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.7%)
    ASML Holding NV*                                                         69,126       1,100,445
                                                                                      -------------
TOTAL NETHERLANDS                                                                         8,708,377
                                                                                      -------------
NORWAY (1.7%)
BANKS (1.7%)
    DnB Holding ASA                                                         399,597       2,533,869
                                                                                      -------------
TOTAL NORWAY                                                                              2,533,869
                                                                                      -------------
RUSSIA (1.3%)
WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    AO VimpelCom ADR*,^                                                      21,720       1,949,587
                                                                                      -------------
TOTAL RUSSIA                                                                              1,949,587
                                                                                      -------------
SINGAPORE (2.6%)
BANKS (2.6%)
    United Overseas Bank, Ltd.^                                             490,205       3,947,109
                                                                                      -------------
TOTAL SINGAPORE                                                                           3,947,109
                                                                                      -------------
SOUTH KOREA (2.8%)
BANKS (1.5%)
    Industrial Bank of Korea                                                319,180       2,206,119
                                                                                      -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    Samsung Electronics Company, Ltd.                                         4,170       1,979,537
                                                                                      -------------
TOTAL SOUTH KOREA                                                                         4,185,656
                                                                                      -------------
SWEDEN (4.0%)
MACHINERY (4.0%)
    Sandvik AB                                                               96,040       3,124,039
    SKF AB Class B^                                                          86,000       2,949,427
                                                                                      -------------
TOTAL SWEDEN                                                                              6,073,466
                                                                                      -------------
SWITZERLAND (6.0%)
BANKS (2.4%)
    UBS AG^                                                                  51,449       3,656,506
                                                                                      -------------
FOOD PRODUCTS (1.4%)
    Nestle SA^                                                                8,137       2,058,411
                                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------   -------------
COMMON STOCKS
SWITZERLAND
PHARMACEUTICALS (2.2%)
    Novartis AG                                                              73,910   $   3,294,769
                                                                                      -------------
TOTAL SWITZERLAND                                                                         9,009,686
                                                                                      -------------
TAIWAN (2.4%)
COMPUTERS & PERIPHERALS (1.0%)
    Compal Electronics, Inc.                                              1,277,000       1,437,682
                                                                                      -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    Taiwan Semiconductor Manufacturing Company, Ltd.                      1,227,200       2,124,142
                                                                                      -------------
TOTAL TAIWAN                                                                              3,561,824
                                                                                      -------------
UNITED KINGDOM (19.2%)
BANKS (1.5%)
    HSBC Holdings PLC                                                       150,000       2,192,364
                                                                                      -------------
COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Capita Group PLC                                                        498,228       2,738,953
                                                                                      -------------
FOOD PRODUCTS (1.5%)
    Cadbury Schweppes PLC                                                   282,006       2,242,930
                                                                                      -------------
INDUSTRIAL CONGLOMERATES (1.4%)
    FKI PLC                                                               1,055,994       2,125,456
                                                                                      -------------
OIL & GAS (4.9%)
    BP PLC                                                                  480,330       4,152,495
    Shell Transportation & Trading Company PLC                              468,000       3,228,422
                                                                                      -------------
                                                                                          7,380,917
                                                                                      -------------
PHARMACEUTICALS (4.5%)
    AstraZeneca PLC                                                          73,380       3,431,490
    GlaxoSmithKline PLC                                                     162,740       3,367,906
                                                                                      -------------
                                                                                          6,799,396
                                                                                      -------------
TOBACCO (1.5%)
    Imperial Tobacco Group PLC                                              103,000       2,281,364
                                                                                      -------------
TRANSPORTATION INFRASTRUCTURE (2.1%)
    BAA PLC                                                                 341,440       3,148,564
                                                                                      -------------
TOTAL UNITED KINGDOM                                                                     28,909,944
                                                                                      -------------

TOTAL COMMON STOCKS (Cost $125,097,295)                                                 143,024,162
                                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------   -------------
SHORT-TERM INVESTMENTS (26.1%)
    State Street Navigator Prime Fund^^                                  36,841,138   $  36,841,138
                                                                                      -------------

                                                                            PAR
                                                                           VALUE
                                                                         ----------
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 5/03/04     $  2,522       2,522,000
                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $39,363,138)                                          39,363,138
                                                                                      -------------

TOTAL INVESTMENTS AT VALUE (121.0%) (Cost $164,460,433)                                 182,387,300

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)                                          (31,636,509)
                                                                                      -------------

NET ASSETS (100.0%)                                                                   $ 150,750,791
                                                                                      =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

*  Non-income producing security.
^  Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $36,841,138 (Cost $164,460,433) (Note 1)                                  $  182,387,300(1)
    Cash                                                                                              353
    Foreign currency at value (Cost $1,124,007)                                                 1,124,072
    Receivable for investments sold                                                             5,364,455
    Dividend and interest receivable                                                              835,016
    Receivable for fund shares sold                                                                 2,583
    Prepaid expenses and other assets                                                              27,455
                                                                                           --------------
      Total Assets                                                                            189,741,234
                                                                                           --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                  74,001
    Administrative services fee payable (Note 2)                                                   27,334
    Payable upon return of securities loaned (Note 1)                                          36,841,138
    Payable for investments purchased                                                           1,994,835
    Directors' fee payable                                                                            120
    Other accrued expenses payable                                                                 53,015
                                                                                           --------------
      Total Liabilities                                                                        38,990,443
                                                                                           --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                       16,217
    Paid-in capital (Note 5)                                                                  287,051,899
    Undistributed net investment income                                                           731,612
    Accumulated net realized loss on investments and foreign currency transactions           (154,970,516)
    Net unrealized appreciation from investments and foreign currency translations             17,921,579
                                                                                           --------------
      Net Assets                                                                           $  150,750,791
                                                                                           ==============
    Shares outstanding                                                                         16,217,052
                                                                                           --------------
    Net asset value, offering price, and redemption price per share                        $         9.30
                                                                                           ==============

(1)  Including $34,990,901 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                              $    1,685,822
    Interest                                                                                       10,661
    Securities lending                                                                             25,405
    Foreign taxes withheld                                                                       (220,911)
                                                                                           --------------
      Total investment income                                                                   1,500,977
                                                                                           --------------
EXPENSES
    Investment advisory fees (Note 2)                                                             648,244
    Administrative services fees (Note 2)                                                         127,113
    Custodian fees                                                                                 50,257
    Legal fees                                                                                     18,991
    Insurance expense                                                                               8,825
    Transfer agent fees                                                                             8,790
    Audit fees                                                                                      8,452
    Printing fees (Note 2)                                                                          6,182
    Registration fees                                                                               5,726
    Interest expense (Note 3)                                                                       2,566
    Directors' fees                                                                                 1,637
    Commitment fees (Note 3)                                                                        1,563
    Miscellaneous expense                                                                           8,670
                                                                                           --------------
      Total expenses                                                                              897,016
    Less: fees waived (Note 2)                                                                   (127,790)
                                                                                           --------------
      Net expenses                                                                                769,226
                                                                                           --------------
       Net investment income                                                                      731,751
                                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                         20,763,977
    Net realized gain on foreign currency transactions                                             36,920
    Net change in unrealized appreciation (depreciation) from investments                      (9,067,279)
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                                (51,500)
                                                                                           --------------
    Net realized and unrealized gain from investments and foreign currency related items       11,682,118
                                                                                           --------------
    Net increase in net assets resulting from operations                                   $   12,413,869
                                                                                           ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX MONTHS
                                                                                            ENDED           FOR THE YEAR
                                                                                        APRIL 30, 2004          ENDED
                                                                                         (UNAUDITED)       OCTOBER 31, 2003
                                                                                      ------------------   ----------------
FROM OPERATIONS
  Net investment income                                                                 $     731,751       $     774,477
  Net realized gain from investments and foreign
   currency transactions                                                                   20,800,897           2,234,517
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                                           (9,118,779)         15,484,745
                                                                                        -------------       -------------
   Net increase in net assets resulting from operations                                    12,413,869          18,493,739
                                                                                        -------------       -------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                       (821,490)           (296,819)
  Distributions from net realized gains                                                    (4,255,028)                 --
                                                                                        -------------       -------------
   Net decrease in net assets from dividends and distributions                             (5,076,518)           (296,819)
                                                                                        -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                              1,112,572         118,120,791
  Exchange value of shares due to merger                                                           --         100,609,127
  Reinvestment of dividends and distributions                                               4,833,577             294,006
  Net asset value of shares redeemed                                                      (24,503,688)       (119,814,684)
                                                                                        -------------       -------------
   Net increase (decrease) in net assets from capital share transactions                  (18,557,539)         99,209,240
                                                                                        -------------       -------------
  Net increase (decrease) in net assets                                                   (11,220,188)        117,406,160

NET ASSETS
  Beginning of period                                                                     161,970,979          44,564,819
                                                                                        -------------       -------------
  End of period                                                                         $ 150,750,791       $ 161,970,979
                                                                                        =============       =============
  Undistributed Net Investment Income                                                   $     731,612       $     821,351
                                                                                        =============       =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- INTERNATIONAL FOCUS PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004   -------------------------------------------------------------------
                                            (UNAUDITED)        2003          2002          2001          2000            1999
                                           --------------   ---------     ----------    ----------    ---------       ---------
PER SHARE DATA
  Net asset value, beginning of period       $    8.92      $    7.19     $    8.13     $   17.61     $   18.85       $   14.41
                                             ---------      ---------     ---------     ---------     ---------       ---------

INVESTMENT OPERATIONS
  Net investment income                           0.05           0.09(1)       0.07(1)       0.09          0.22(1)         0.20(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                0.62           1.69         (1.01)        (3.18)        (0.46)           4.38
                                             ---------      ---------     ---------     ---------     ---------       ---------
      Total from investment operations            0.67           1.78         (0.94)        (3.09)        (0.24)           4.58
                                             ---------      ---------     ---------     ---------     ---------       ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income           (0.05)         (0.05)           --         (0.21)        (0.78)          (0.14)
  Distributions from net realized gains          (0.24)            --            --         (6.18)        (0.22)             --
                                             ---------      ---------     ---------     ---------     ---------       ---------
      Total dividends and distributions          (0.29)         (0.05)           --         (6.39)        (1.00)          (0.14)
                                             ---------      ---------     ---------     ---------     ---------       ---------
NET ASSET VALUE, END OF PERIOD               $    9.30      $    8.92     $    7.19     $    8.13     $   17.61       $   18.85
                                             =========      =========     =========     =========     =========       =========
      Total return(2)                             7.53%         24.90%       (11.56)%      (26.56)%       (1.98)%         32.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                           $ 150,751      $ 161,971     $  44,565     $  95,622     $ 356,004       $ 551,830
    Ratio of expenses to average
      net assets(3)                               0.95%(4)       0.95%         0.95%         0.95%         0.97%           0.96%
    Ratio of net investment income to
      average net assets                          0.90%(4)       1.17%         0.87%         0.61%         0.74%           1.23%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                      0.16%(4)       0.22%         0.39%         0.23%         0.19%           0.17%
  Portfolio Turnover Rate                           56%           151%          161%          134%          111%            120%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The net operating expense ratio after these arrangements was .95% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers eight managed investment funds, one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   Effective as of the close of business on August 22, 2003, the Portfolio acquired all of the net assets of Credit Suisse Institutional International Fund ("International Fund") in a tax-free exchange of shares. The Portfolio was also the accounting survivor in the tax-free exchange. The shares exchanged were 12,106,921 shares (valued at $100,609,127) of the Portfolio for 10,766,487 shares of International Fund. The International Fund's net assets of $100,609,127 at that date, which included $13,928,022 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of International Fund and the Portfolio immediately before the acquisition were $100,609,127 and $50,947,690, respectively, and the combined net assets of the Portfolio after the acquisition were $151,556,817.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2004, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at April 30, 2004 is as follows:

               MARKET VALUE OF                  VALUE OF
              SECURITIES LOANED            COLLATERAL RECEIVED
              -----------------            -------------------
                $  34,990,901                 $  36,841,138

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities, with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 10% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived were $648,244 and $127,790, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan, and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $81,031.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                     ANNUAL RATE
           ------------------------                     -----------
           First $5 billion                 0.050% of average daily net assets
           Next $5 billion                  0.035% of average daily net assets
           Over $10 billion                 0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $46,082.

   For the period November 1, 2003 to March 16, 2004, CSFB received $4,865 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For six months ended April 30, 2004, Merrill was paid $6,780 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004 the Portfolio had no loans outstanding under the Credit Facility. During the six months ended April 30, 2004, the Portfolio had borrowings under the Credit Facility as follows:

          AVERAGE DAILY    WEIGHTED AVERAGE     MAXIMUM DAILY
          LOAN BALANCE      INTEREST RATE %    LOAN OUTSTANDING
          -------------    ----------------    ----------------
          $ 5,421,000           1.549%           $ 8,671,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $87,017,731 and $114,769,114, respectively.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $164,460,433, $20,898,949, $(2,972,082) and $17,926,867, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of eight series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

                                       FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                      APRIL 30, 2004 (UNAUDITED)    OCTOBER 31, 2003
                                      --------------------------   ------------------
Shares sold                                    1,112,572               14,590,640
Shares exchanged due to merger                        --               12,106,921
Shares issued in reinvestment
  of dividends and distributions               4,833,577                   40,891
Shares redeemed                              (24,503,688)             (14,776,756)
                                            ------------             ------------
Net increase (decrease)                      (18,557,539)              11,961,696
                                            ============             ============

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                  NUMBER OF       APPROXIMATE PERCENTAGE
                SHAREHOLDERS      OF OUTSTANDING SHARES
                ------------     -----------------------
                     5                     80%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND -ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

PROXY VOTING (unaudited)

   The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINI-3-0404

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUND

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

CREDIT SUISSE INSTITUTIONAL FUND, INC.

- LARGE CAP VALUE PORTFOLIO

- SMALL CAP GROWTH PORTFOLIO

- SELECT EQUITY PORTFOLIO

- CAPITAL APPRECIATION PORTFOLIO

- HARBINGER PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

THE PORTFOLIOS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIOS HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND PORTFOLIOS HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIOS' INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 7.15%, versus an increase of 8.15% for the Russell 1000(R) Value Index.(2)

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. However, the period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in March and April.

   The Portfolio underperformed its benchmark for the period, attributable in large part to its general avoidance of lower-quality stocks -- e.g., those representing companies with little or no earnings and leveraged balance sheets -- which had strong showings in the October-through-January span. The Portfolio outperformed its benchmark in the period's second half, as higher-quality stocks began to gain favor in the market. Stocks that hampered the Portfolio included its energy and technology holdings. On the positive side, the Portfolio's financial services, healthcare and consumer staples stocks aided its return.

   With regard to portfolio activity, we increased our exposure to the energy sector, based on valuations, along with our contrarian view on oil and gas prices. While we expect energy prices to decline from current levels, we think that relatively high -- and higher-than-consensus -- forecast prices will likely prevail. We also believe that energy services companies could benefit from increased spending by exploration and production companies.

   Elsewhere of note, we ended the period overweighted in the healthcare and producer durables sectors, and underweighted in the utilities and consumer-discretionary areas. We continued to underweight the financial-services sector -- which accounts for more than 30% of the Portfolio's benchmark -- in order to avoid excessive interest-rate risk.

   Going forward, we will continue to focus on companies that, in our view, put their cash to productive use. We look for companies that use excess cash accumulated in the ongoing economic upturn in ways that can add to shareholder value via share buybacks, higher dividend payouts or investments in organic growth.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

   1 YEAR            5 YEARS             SINCE INCEPTION              INCEPTION DATE
   ------            -------             ---------------              --------------
   30.48%             4.50%                   6.94%                       6/30/97

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

   1 YEAR            5 YEARS             SINCE INCEPTION              INCEPTION DATE
   ------            -------             ---------------              --------------
   21.07%             1.76%                   6.52%                       6/30/97

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio(1) (the "Portfolio") had a gain of 22.66%, versus an increase of 4.02% for the Russell 2000(R) Growth Index.(2)

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in April.

   The Portfolio's outperformance was largely attributable to a sharp increase in value of its holding of Prescient Systems, Inc. ("Prescient"), a privately held concern that provides supply chain software. Because the Portfolio is small (only about $2 million in net assets as of April 30, 2004), the increase had a significant impact on the Portfolio's net asset value. On the last day of the period covered by the report, Prescient represented about 16% of the Portfolio's assets. Such outperformance is not necessarily representative of the Portfolio's long-term performance. The Portfolio also benefited from good stock selection in the consumer discretionary, healthcare and energy sectors.

   The Portfolio remained well-diversified by sector, with overweightings in the consumer discretionary and energy sectors as of the end of the period, along with a modest underweighting in the healthcare and financial services areas. With respect to noteworthy recent portfolio activity, new purchases included a company that provides physical intellectual property components for the design and manufacture of complex integrated circuits. The company offers libraries that facilitate semiconductor design, demand for which should increase as leading edge technologies become more expensive to develop. We also added to a video game manufacturer whose products are entering a favorable cycle in our view. On the sell side, our activity included eliminating certain technology, energy and healthcare stocks based on valuations, in the wake of strong performance.

   Going forward, while our general view on the U.S. economy and corporate profits is positive, we believe that market volatility could remain high for a spell, with stocks vulnerable to interest-rate worries and the ever-present threat of geopolitical tensions. Still, on a company-specific basis, we also believe that good opportunities exist in a variety of sectors, and we will remain focused on companies we deem to be well-managed companies with healthy finances and compelling longer-term business models.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   THE PORTFOLIO HAS BEEN CLOSED TO NEW INVESTMENTS SINCE APRIL 28, 2004.

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

   1 YEAR            5 YEARS             SINCE INCEPTION              INCEPTION DATE
   ------            -------             ---------------              --------------
   65.03%             5.58%                   8.25%                      12/29/95

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

   1 YEAR            5 YEARS             SINCE INCEPTION              INCEPTION DATE
   ------            -------             ---------------              --------------
   72.19%             7.96%                   9.59%                      12/29/95

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by the Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, Credit Suisse Institutional Fund, Inc.-- Select Equity Portfolio(1) (the "Portfolio") had a gain of 3.24%, vs. an increase of 6.27% for the Standard & Poor's 500 Index.(2)

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner than later, and stocks gave back some gains in March and April.

   The Portfolio underperformed its benchmark, attributable in large part to the market's rally (over the October-through-January span) being paced by stocks of companies with lackluster or even negative economic profit. However, our focus remained on companies we deemed to have compelling economic profit characteristics -- i.e., those that earn a return-on-invested-capital that exceed their cost of capital or have improving profitability trends. While the trend reversed late in the period, lower-quality stocks nonetheless outperformed for the six months as a whole.

   We maintained a bottom-up stock selection process, and as such remained focused on company selection. Recent activity in the Portfolio involved the purchase and sale of stocks on company-specific factors. On the purchase side, new positions included a leading provider of securities custody services. We believe it stands to benefit from increased activity in a recovering stock market. We also took a position in a conglomerate whose leading position in a number of industries has generated substantial cashflow and profit. Our sales included a department-store retailer whose stock, after a lengthy rally, had reached fair value in our estimation. As a result of our recent strategic trading activity, we ended the period with overweights in the industrials, consumer discretionary, and materials sectors; and underweights in the consumer staples, healthcare, information technology, and telecommunications sectors.

   Going forward, we will continue to adhere to our bottom-up investment approach. Our efforts will remain focused on striving to identify companies with the strongest economic profit characteristics and compelling valuation. We believe that over time economic profit provides a reliable, objective gauge of corporate performance and that over time the market tends to reward outstanding performance.

D. Susan Everly                   Sheryl M. Hempel
Co-Portfolio Manager              Co-Portfolio Manager

Margaret D. Miller                Sarah J. Dyer
Co-Portfolio Manager              Co-Portfolio Manager


   THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   23.85%                           (2.32%)                               1/31/02

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   15.46%                           (2.75%)                               1/31/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio(1) (the "Portfolio") had a gain of 3.48%, versus an increase of 4.14% for the Russell 1000(R) Growth Index.(2)

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in March and April.

   The Portfolio slightly trailed its benchmark for the period; the underperformance occurred in the period's first half, in part due to the Portfolio's underweighting or avoidance of certain higher-risk stocks (e.g., stocks of companies with low or no earnings), as such stocks initially rallied on expectations that an improving economy would benefit them the most. However, these types of stocks underperformed over the February-through-April span, a period in which the Portfolio's relative performance improved. From a sector perspective, its healthcare, consumer discretionary and transportation stocks aided its performance, while the Portfolio's consumer staples, producer durables, and technology holdings hampered return.

   In terms of sector allocation, which results from our bottom-up stock-selection process, we maintained a significant overweight in the consumer discretionary area, where our adjustments included establishing a position in a food/beverage retail chain exhibiting solid growth in the U.S. and abroad. Within the media subsector, which we also continued to overweight, we shifted a little more toward "new media" companies. We believe that these companies have the potential for strong growth rates as advertisers allocate more dollars to Internet ad campaigns over time.

   Elsewhere of note, we remained underweight in the consumer staples sector, where we continue to see relatively few compelling growth stories. We became somewhat more underweighted in technology, paring exposure to certain names based on valuations and company growth prospects. We also became a little more underweighted in financial services, where we sold an asset management stock that had become richly valued in the wake of good performance. However, we continued to see opportunities in the sector as well. We established a position in an outsourcing services company that we believe stands to benefit from an improving labor market. We continued to slightly overweight the producer durables sector, reflecting our view that the group is well leveraged to an expanding economy and a recovery in industrial America.

   Our investment process remains bottom-up and focused on stock selection. We continue to look for companies we think are leveraged to benefit from an improving economy along with companies leveraged to secularly improving businesses.


Jeffrey T. Rose             Marian U. Pardo
Co-Portfolio Manager        Co-Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   28.57%                           (4.50%)                               1/31/02

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   19.83%                           (4.81%)                               1/31/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio(1) (the "Portfolio") had a gain of 3.87%, versus an increase of 4.56% for the Russell 2500(TM) Growth Index.(2)

   The period was a volatile, though ultimately positive, one for most global equity markets. Stocks initially rose, continuing a rally begun in March 2003 on improvements in U.S. economic data and corporate profits. Markets finished the period on a weak note, however, hurt by fears of rising U.S. interest rates, worries that China's strong growth would be reined in, and renewed geopolitical concerns.

   The Portfolio trailed its benchmark for the period, due primarily to the underperformance of its consumer-discretionary holdings. On the positive side, factors that helped the Portfolio included its overweighting in the healthcare sector, which had good performance for the six months.

   In terms of noteworthy recent strategies, we have been adjusting our exposure to semiconductor stocks, which had strong performance in 2003 due to an increase in global demand for semiconductors and electronic components. We believe that growth for electronic components should moderate going forward. In that context, we decided to sell certain stocks, such as a large manufacturer of commodity memory components, after they appreciated to reach our price target.

   Going forward, while our general view on the U.S. economy and corporate profits is positive, we believe that market volatility could remain high for a spell, with stocks vulnerable to interest-rate worries and the ever-present threat of geopolitical tensions. Still, on a company-specific basis, we also believe that good opportunities exist in a variety of sectors, and we will remain focused on companies we believe have the financial wherewithal to execute their longer-term business models.


The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   67.43%                           37.48%                                1/15/03

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   46.49%                           31.24%                                1/15/03

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT  SUISSE  INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio(1) (the "Portfolio") returned 1.17%, versus a same-period gain of 1.25% for the Lehman Brothers U.S. Aggregate Bond Index.(2)

   As we see it, activity in the fixed income market during the Portfolio's fiscal half-year can be viewed as having occurred in two distinct periods. Sentiment and perceptions were fairly consistent in November through March, and then shifted abruptly in April. In each case, expectations regarding the directional trend of interest rates appeared to be the key influence on market returns.

   The November-March period was generally characterized by stable-to-falling bond yields even as the economic backdrop continued to strengthen. While many indicators of economic activity prompted jitters that the Federal Reserve might raise rates, the collective impact of others (I.E., low inflation, weak jobs growth, high productivity) seemed to leave enough slack in the economy for rates to remain unchanged. Prices of Treasury securities additionally benefited from significant purchases by foreign central banks and risk aversion in response to terrorist attacks in Spain and the Middle East.

   All of this changed rapidly, however, with the release of the March payroll report on April 2. This better-than-expected measure of employment, coupled with rising inflation metrics, a surge in oil prices, and remarks by Fed Chairman Alan Greenspan, was widely interpreted as signalling that the Fed would most likely be compelled to tighten monetary policy. Investors re-evaluated their interest-rate expectations and began to sell bonds aggressively. By the end of April, yields had risen sharply across the maturity spectrum.

   We attribute the Portfolio's mild underperformance versus the benchmark in the half-year mainly to two aspects of our strategy:

   - We kept the portfolio's average duration somewhat shorter than that of the benchmark out of concern that improving economic activity might push bond yields higher. As we have described, though, yields declined in much of the period, and the Portfolio's relative return was hurt accordingly.

   - We held small positions in foreign currencies. While these positions augmented performance early in the period, unanticipated appreciation in the U.S. dollar at the end of the period meant that our currency holdings made a modestly negative contribution to performance in the half-year as a whole.

   On the positive side of the ledger, the Portfolio's relative return benefited from our positions in investment-grade corporate bonds. We overweighted corporates, which outperformed the benchmark, and emphasized comparatively lower-quality issues, which fared especially well. We also held a small exposure to German government bonds that outperformed their U.S. Treasury counterparts.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Michael Buchanan
Kevin D. Barry
Suzanne E. Moran
Craig Ruch
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   5.35%                            6.63%                                 5/01/02

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

   1 YEAR                       SINCE INCEPTION                       INCEPTION DATE
   ------                       ---------------                       --------------
   1.60%                            4.87%                                 5/01/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (5.3%)
    Boeing Co.                                                           7,700   $     328,713
    Lockheed Martin Corp.                                               12,700         605,790
    United Technologies Corp.                                            6,800         586,568
                                                                                 -------------
                                                                                     1,521,071
                                                                                 -------------
AUTO COMPONENTS (3.3%)
    Johnson Controls, Inc.                                               7,600         416,936
    Lear Corp.                                                           8,700         527,394
                                                                                 -------------
                                                                                       944,330
                                                                                 -------------
BANKS (13.6%)
    Bank of America Corp.                                               17,700       1,424,673
    Charter One Financial, Inc.#                                         8,955         298,828
    Fifth Third Bancorp                                                  5,500         295,130
    Wachovia Corp.                                                      15,600         713,700
    Washington Mutual, Inc.                                             11,100         437,229
    Wells Fargo & Co.                                                   13,300         750,918
                                                                                 -------------
                                                                                     3,920,478
                                                                                 -------------
BUILDING PRODUCTS (2.2%)
    American Standard Companies, Inc.*                                   6,100         641,659
                                                                                 -------------
CHEMICALS (3.3%)
    Du Pont (E. I.) de Nemours & Co.                                    14,600         627,070
    PPG Industries, Inc.                                                 5,500         326,205
                                                                                 -------------
                                                                                       953,275
                                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
    Cendant Corp.                                                       12,100         286,528
                                                                                 -------------
COMPUTERS & PERIPHERALS (3.2%)
    Hewlett-Packard Co.                                                 26,344         518,977
    Seagate Technology#                                                 31,300         391,563
                                                                                 -------------
                                                                                       910,540
                                                                                 -------------
DIVERSIFIED FINANCIALS (4.3%)
    Lehman Brothers Holdings, Inc.                                       5,800         425,720
    Morgan Stanley                                                       5,300         272,367
    State Street Corp.                                                  11,000         536,800
                                                                                 -------------
                                                                                     1,234,887
                                                                                 -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
    ALLTEL Corp.#                                                        6,600         332,244
    BellSouth Corp.                                                     11,900         307,139
    Verizon Communications, Inc.                                        10,900         411,366
                                                                                 -------------
                                                                                     1,050,749
                                                                                 -------------
ELECTRIC UTILITIES (2.6%)
    Calpine Corp.*,#                                                   109,500         475,230
    Progress Energy, Inc.#                                               6,500         278,005
                                                                                 -------------
                                                                                       753,235
                                                                                 -------------

                 See Accompanying Notes to Financial Statements

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.0%)
    Emerson Electric Co.                                                 4,800   $     289,056
                                                                                 -------------
ENERGY EQUIPMENT & SERVICES (2.0%)
    BJ Services Co.*                                                     6,800         302,600
    Weatherford International, Ltd.*,#                                   6,500         282,620
                                                                                 -------------
                                                                                       585,220
                                                                                 -------------
FOOD PRODUCTS (3.1%)
    Dean Foods Co.                                                       9,800         329,084
    General Mills, Inc.                                                 11,300         550,875
                                                                                 -------------
                                                                                       879,959
                                                                                 -------------
HEALTHCARE PROVIDERS & SERVICES (2.3%)
    Aetna, Inc.                                                          4,000         331,000
    Cardinal Health, Inc.#                                               4,500         329,625
                                                                                 -------------
                                                                                       660,625
                                                                                 -------------
HOUSEHOLD DURABLES (1.5%)
    Newell Rubbermaid, Inc.                                             17,700         418,428
                                                                                 -------------
INDUSTRIAL CONGLOMERATES (4.0%)
    Textron, Inc.                                                        7,500         413,850
    Tyco International, Ltd.                                            27,300         749,385
                                                                                 -------------
                                                                                     1,163,235
                                                                                 -------------
INSURANCE (8.2%)
    Allstate Corp.                                                       9,000         413,100
    Hartford Financial Services Group, Inc.                             12,200         745,176
    Prudential Financial, Inc.                                          13,200         580,008
    St. Paul Companies, Inc.                                            15,000         610,050
                                                                                 -------------
                                                                                     2,348,334
                                                                                 -------------
IT CONSULTING & SERVICES (1.4%)
    Unisys Corp.*                                                       31,900         415,657
                                                                                 -------------
MACHINERY (3.6%)
    Eaton Corp.                                                         10,600         629,428
    ITT Industries, Inc.                                                 5,000         396,450
                                                                                 -------------
                                                                                     1,025,878
                                                                                 -------------
MEDIA (4.7%)
    Comcast Corp. Special Class A*                                      10,100         292,799
    Gannett Company, Inc.                                                3,900         338,052
    Tribune Co.                                                          5,800         277,704
    Viacom, Inc. Class B                                                11,600         448,340
                                                                                 -------------
                                                                                     1,356,895
                                                                                 -------------
OIL & GAS (9.7%)
    Apache Corp.                                                         8,000         334,960
    ConocoPhillips                                                      11,800         841,340
    Exxon Mobil Corp.                                                   15,100         642,505

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
OIL & GAS
    Murphy Oil Corp.#                                                    5,000   $     342,500
    Noble Energy, Inc.                                                   6,900         318,090
    Royal Dutch Petroleum Co. NY Shares#                                 6,500         316,290
                                                                                 -------------
                                                                                     2,795,685
                                                                                 -------------
PAPER & FOREST PRODUCTS (2.0%)
    MeadWestvaco Corp.                                                  21,500         562,225
                                                                                 -------------
PHARMACEUTICALS (6.1%)
    Abbott Laboratories                                                  7,400         325,748
    Bristol-Myers Squibb Co.                                            10,000         251,000
    Johnson & Johnson                                                   11,300         610,539
    Pfizer, Inc.                                                        16,180         578,597
                                                                                 -------------
                                                                                     1,765,884
                                                                                 -------------
ROAD & RAIL (2.7%)
    Burlington Northern Santa Fe Corp.                                  23,700         774,990
                                                                                 -------------
SPECIALTY RETAIL (1.0%)
    TJX Companies, Inc.                                                 12,000         294,840
                                                                                 -------------
TOBACCO (3.1%)
    Altria Group, Inc.                                                  10,700         592,566
    R.J. Reynolds Tobacco Holdings, Inc.#                                4,800         310,896
                                                                                 -------------
                                                                                       903,462
                                                                                 -------------

TOTAL COMMON STOCKS (Cost $26,179,642)                                              28,457,125
                                                                                 -------------

SHORT-TERM INVESTMENTS (11.6%)
    State Street Navigator Prime Fund##                              3,018,770       3,018,770
                                                                                 -------------

                                                                      PAR
                                                                     (000)
                                                                 -------------
    State Street Bank and Trust Co. Euro Time Deposit,
       0.750%, 5/03/04                                           $         334         334,000
                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $3,352,770)                                       3,352,770
                                                                                 -------------

TOTAL INVESTMENTS AT VALUE (110.4%) (Cost $29,532,412)                              31,809,895

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.4%)                                      (3,000,469)
                                                                                 -------------

NET ASSETS (100.0%)                                                              $  28,809,426
                                                                                 =============

 *   Non-income producing security.
 #   Security or portion thereof is out on loan.
## Represents security purchased with cash collateral received for securities on loan.

          See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS (79.1%)
AGRICULTURE (0.9%)
    Delta and Pine Land Co.                                                800   $      19,408
                                                                                 -------------
AUTO COMPONENTS (0.7%)
    Quantum Fuel Systems Technologies Worldwide, Inc.*,#                 2,200          13,376
                                                                                 -------------
BANKS (0.8%)
    Boston Private Financial Holdings, Inc.#                               700          16,310
                                                                                 -------------
BIOTECHNOLOGY (2.1%)
    BioMarin Pharmaceutical, Inc.*,#                                     1,200           8,304
    Cubist Pharmaceuticals, Inc.*,#                                      1,500          14,910
    Nabi Biopharmaceuticals*,#                                           1,200          19,620
                                                                                 -------------
                                                                                        42,834
                                                                                 -------------
BUILDING PRODUCTS (1.0%)
    Griffon Corp.*                                                         900          19,755
                                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES (2.4%)
    Headwaters, Inc.*,#                                                    400           9,196
    Kroll, Inc.*                                                         1,000          29,640
    Pegasus Solutions, Inc.*,#                                           1,000          10,700
                                                                                 -------------
                                                                                        49,536
                                                                                 -------------
COMMUNICATIONS EQUIPMENT (2.1%)
    Extreme Networks, Inc.*,#                                            1,600           8,848
    InterDigital Communications Corp.*                                   1,200          20,916
    Polycom, Inc.*                                                         700          13,356
                                                                                 -------------
                                                                                        43,120
                                                                                 -------------
COMPUTERS & PERIPHERALS (1.9%)
    Avid Technology, Inc.*                                                 800          38,376
                                                                                 -------------
CONTAINERS & PACKAGING (0.8%)
    Crown Holdings, Inc.*                                                1,900          16,036
                                                                                 -------------
DIVERSIFIED FINANCIALS (5.0%)
    Affiliated Managers Group, Inc.*                                       650          31,655
    eSPEED, Inc. Class A*                                                1,000          17,600
    Jefferies Group, Inc.                                                  700          23,870
    Nelnet, Inc. Class A*,#                                                500          10,175
    Raymond James Financial, Inc.#                                         750          18,840
                                                                                 -------------
                                                                                       102,140
                                                                                 -------------
ENERGY EQUIPMENT & SERVICES (2.3%)
    FMC Technologies, Inc.*                                                800          21,800
    Grey Wolf, Inc.*,#                                                   2,200           8,756
    Newpark Resources, Inc.*,#                                           3,000          17,190
                                                                                 -------------
                                                                                        47,746
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
FOOD PRODUCTS (2.1%)
    American Italian Pasta Co. Class A#                                    300   $       9,288
    Hain Celestial Group, Inc.*,#                                        1,100          21,780
    John B. Sanfilippo & Son, Inc.*                                        400          12,548
                                                                                 -------------
                                                                                        43,616
                                                                                 -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.6%)
    I-Flow Corp.*                                                        1,200          17,568
    SonoSite, Inc.*                                                        900          19,368
    Wilson Greatbatch Technologies, Inc.*,#                                500          17,250
                                                                                 -------------
                                                                                        54,186
                                                                                 -------------
HEALTHCARE PROVIDERS & SERVICES (4.7%)
    Accredo Health, Inc.*                                                  900          34,785
    Apria Healthcare Group, Inc.*                                          600          17,304
    Centene Corp.*,#                                                       900          30,150
    Kindred Healthcare, Inc.*                                              300          14,694
                                                                                 -------------
                                                                                        96,933
                                                                                 -------------
INSURANCE (1.3%)
    Direct General Corp.                                                   300          10,725
    U.S.I. Holdings Corp.*                                               1,000          15,150
                                                                                 -------------
                                                                                        25,875
                                                                                 -------------
INTERNET SOFTWARE & SERVICES (7.9%)
    24/7 Real Media, Inc.*                                               3,300          17,886
    Ask Jeeves, Inc.*,#                                                  1,100          39,017
    Chordiant Software, Inc.*,#                                          4,500          17,550
    Digitas, Inc.*                                                         300           2,973
    DoubleClick, Inc.*,#                                                 1,900          15,333
    FileNET Corp.*,#                                                       300           8,238
    MatrixOne, Inc.*,#                                                   3,700          22,237
    Openwave Systems, Inc.*,#                                            1,933          16,469
    RealNetworks, Inc.*,#                                                1,000           5,750
    webMethods, Inc.*,#                                                  1,900          16,340
                                                                                 -------------
                                                                                       161,793
                                                                                 -------------
IT CONSULTING & SERVICES (1.3%)
    CACI International, Inc. Class A*,#                                    600          27,300
                                                                                 -------------
MEDIA (4.1%)
    aQuantive, Inc.*,#                                                   1,700          17,085
    Cumulus Media, Inc. Class A*,#                                       1,500          31,530
    Emmis Communications Corp. Class A*,#                                1,500          35,100
                                                                                 -------------
                                                                                        83,715
                                                                                 -------------
METALS & MINING (0.6%)
    GrafTech International, Ltd.*,#                                      1,500          13,305
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
OIL & GAS (2.2%)
    Remington Oil & Gas Corp.*                                             700   $      15,330
    Stone Energy Corp.*                                                    600          29,520
                                                                                 -------------
                                                                                        44,850
                                                                                 -------------
PHARMACEUTICALS (6.2%)
    Angiotech Pharmaceuticals, Inc.*                                       900          18,765
    Inspire Phamaceuticals, Inc.*,#                                      1,000          16,440
    K-V Pharmaceutical Co. Class A*,#                                      800          19,216
    Medicis Pharmaceutical Corp. Class A                                   900          38,628
    Sepracor, Inc.*,#                                                      700          33,467
                                                                                 -------------
                                                                                       126,516
                                                                                 -------------
ROAD & RAIL (0.6%)
    Pacer International, Inc.*                                             700          13,160
                                                                                 -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.9%)
    Actel Corp.*                                                           900          17,928
    Artisan Components, Inc.*,#                                          1,000          23,400
    Asyst Technologies, Inc.*,#                                          2,500          16,525
    Axcelis Technologies, Inc.*,#                                        2,700          28,377
    Cymer, Inc.*                                                           500          15,990
    Entegris, Inc.*,#                                                    1,300          13,195
    MKS Instruments, Inc.*                                                 600          11,532
    OmniVision Technologies, Inc.*                                         600          13,381
    Semtech Corp.*,#                                                       700          14,714
    Varian Semiconductor Equipment Associates, Inc.*                       200           6,512
                                                                                 -------------
                                                                                       161,554
                                                                                 -------------
SOFTWARE (7.9%)
    Activision, Inc.*                                                    2,400          36,144
    Agile Software Corp.*,#                                              1,800          13,590
    Hyperion Solutions Corp.*                                              900          34,542
    Informatica Corp.*,#                                                 1,600          11,584
    Radiant Systems, Inc.*,#                                             1,550           6,898
    Take-Two Interactive Software, Inc.*,#                                 700          20,223
    THQ, Inc.*,#                                                         1,000          18,540
    TIBCO Software, Inc.*                                                2,800          21,000
                                                                                 -------------
                                                                                       162,521
                                                                                 -------------
SPECIALTY RETAIL (8.4%)
    Aeropostale, Inc.*                                                   1,200          26,388
    American Eagle Outfitters, Inc.*                                       900          23,121
    AnnTaylor Stores Corp.*                                                500          20,265
    Cost Plus, Inc.*,#                                                     600          21,720
    Guitar Center, Inc.*                                                   600          24,912
    Gymboree Corp.*                                                      1,100          19,415
    J. Jill Group, Inc.*                                                   600          12,708
    Linens 'n Things, Inc.*                                                700          22,708
                                                                                 -------------
                                                                                       171,237
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
TEXTILES & APPAREL (1.3%)
    Tommy Hilfiger Corp.*,#                                              1,700   $      26,520
                                                                                 -------------

TOTAL COMMON STOCKS (Cost $1,234,251)                                1,621,718
                                                                                 -------------
PREFERRED STOCKS (16.1%)
INTERNET SOFTWARE & SERVICES (16.1%)
    Planetweb, Inc.*,++                                                165,400           3,854
    Prescient Systems, Inc.*,++                                         31,075         325,601
                                                                                 -------------

TOTAL PREFERRED STOCKS (Cost $2,913,163)                               329,455
                                                                                 -------------
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd. expires 7/31/09*,^ (Cost $0)                                  45               0
                                                                                 -------------

SHORT-TERM INVESTMENTS (26.6%)
    State Street Navigator Prime Fund##                                443,342         443,342
                                                                                 -------------

                                                                      PAR
                                                                     (000)
                                                                 -------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                            $         103         103,000
                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $546,342)                                           546,342
                                                                                 -------------

TOTAL INVESTMENTS AT VALUE (121.8%) (Cost $4,693,756)                                2,497,515

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.8%)                                        (446,977)
                                                                                 -------------
NET ASSETS (100.0%)                                                              $   2,050,538
                                                                                 =============

*  Non-income producing security.
#  Security or portion thereof is out on loan.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
## Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS (94.5%)
AEROSPACE & DEFENSE (3.9%)
    Lockheed Martin Corp.                                                8,100   $     386,370
    United Technologies Corp.                                            2,400         207,024
                                                                                 -------------
                                                                                       593,394
                                                                                 -------------
BANKS (7.9%)
    Bank of America Corp.                                                2,800         225,372
    Bank of New York Company, Inc.                                      14,100         410,874
    Fifth Third Bancorp                                                  2,700         144,882
    Northern Trust Corp.                                                 3,100         131,068
    Wachovia Corp.                                                       6,600         301,950
                                                                                 -------------
                                                                                     1,214,146
                                                                                 -------------
BIOTECHNOLOGY (1.0%)
    Amgen, Inc.*                                                         2,600         146,302
                                                                                 -------------
BUILDING PRODUCTS (1.4%)
    American Standard Companies, Inc.*                                   2,000         210,380
                                                                                 -------------
CHEMICALS (6.1%)
    Du Pont (E. I.) de Nemours & Co.                                    11,300         485,335
    PPG Industries, Inc.                                                 7,600         450,756
                                                                                 -------------
                                                                                       936,091
                                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES (5.7%)
    Cendant Corp.                                                       22,300         528,064
    Cintas Corp.                                                         3,400         152,864
    Monster Worldwide, Inc.*                                             7,400         189,514
                                                                                 -------------
                                                                                       870,442
                                                                                 -------------
COMMUNICATIONS EQUIPMENT (1.7%)
    Cisco Systems, Inc.*                                                12,500         260,875
                                                                                 -------------
DIVERSIFIED FINANCIALS (5.2%)
    Citigroup, Inc.                                                      7,849         377,458
    State Street Corp.#                                                  8,400         409,920
                                                                                 -------------
                                                                                       787,378
                                                                                 -------------
FOOD & DRUG RETAILING (2.5%)
    CVS Corp.                                                            9,900         382,437
                                                                                 -------------
FOOD PRODUCTS (0.7%)
    Dean Foods Co.*                                                      3,100         104,098
                                                                                 -------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.5%)
    Medtronic, Inc.                                                     10,700         539,922
                                                                                 -------------
HEALTHCARE PROVIDERS & SERVICES (2.0%)
    UnitedHealth Group, Inc.                                             5,000         307,400
                                                                                 -------------
HOTELS, RESTAURANTS & LEISURE (1.5%)
    McDonald's Corp.                                                     8,500         231,455
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
HOUSEHOLD DURABLES (3.4%)
    Black & Decker Corp.#                                                2,900   $     167,765
    Newell Rubbermaid, Inc.                                             15,000         354,600
                                                                                 -------------
                                                                                       522,365
                                                                                 -------------
INDUSTRIAL CONGLOMERATES (5.7%)
    General Electric Co.                                                14,200         425,290
    Honeywell International, Inc.                                        4,300         148,694
    Tyco International, Ltd.                                            10,700         293,715
                                                                                 -------------
                                                                                       867,699
                                                                                 -------------
INSURANCE (6.0%)
    Allstate Corp.                                                       6,600         302,940
    Hartford Financial Services Group, Inc.                              2,400         146,592
    Prudential Financial, Inc.                                          10,700         470,158
                                                                                 -------------
                                                                                       919,690
                                                                                 -------------
MACHINERY (1.4%)
    Caterpillar, Inc.                                                    2,800         217,644
                                                                                 -------------
MEDIA (8.1%)
    DIRECTV Group, Inc.*                                                 7,355         131,655
    Gannett Company, Inc.                                                4,200         364,056
    Tribune Co.                                                          9,200         440,496
    Viacom, Inc. Class B                                                 7,600         293,740
                                                                                 -------------
                                                                                     1,229,947
                                                                                 -------------
MULTILINE RETAIL (4.7%)
    J.C. Penney Company, Inc.                                            8,900         301,354
    Nordstrom, Inc.#                                                     5,500         195,965
    Wal-Mart Stores, Inc.                                                3,900         222,300
                                                                                 -------------
                                                                                       719,619
                                                                                 -------------
OIL & GAS (3.3%)
    Exxon Mobil Corp.                                                   11,800         502,090
                                                                                 -------------
PAPER & FOREST PRODUCTS (1.8%)
    International Paper Co.                                              3,500         141,120
    MeadWestvaco Corp.                                                   5,200         135,980
                                                                                 -------------
                                                                                       277,100
                                                                                 -------------
PERSONAL PRODUCTS (2.3%)
    Avon Products, Inc.                                                  2,300         193,200
    Estee Lauder Companies, Inc. Class A                                 3,600         164,556
                                                                                 -------------
                                                                                       357,756
                                                                                 -------------
PHARMACEUTICALS (3.0%)
    Abbott Laboratories                                                  5,600         246,512
    Eli Lilly and Co.                                                    2,900         214,049
                                                                                 -------------
                                                                                       460,561
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
    Applied Materials, Inc.*                                             3,900   $      71,097
    Intel Corp.                                                          7,300         187,829
                                                                                 -------------
                                                                                       258,926
                                                                                 -------------
SOFTWARE (9.0%)
    Adobe Systems, Inc.#                                                 4,000         165,360
    BEA Systems, Inc.*,#                                                28,400         324,044
    Electronic Arts, Inc.*                                               2,900         146,798
    Microsoft Corp.                                                     19,524         507,038
    VERITAS Software Corp.*                                              8,700         232,029
                                                                                 -------------
                                                                                     1,375,269
                                                                                 -------------
SPECIALTY RETAIL (1.0%)
    Best Buy Company, Inc.                                               2,800         151,900
                                                                                 -------------

TOTAL COMMON STOCKS (Cost $13,298,877)                                              14,444,886
                                                                                 -------------

SHORT-TERM INVESTMENTS (5.2%)
    State Street Navigator Prime Fund##                                745,350         745,350
                                                                                 -------------

                                                                      PAR
                                                                     (000)
                                                                 -------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                            $          58          58,000
                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $803,350)                                           803,350
                                                                                 -------------

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $14,102,227)                               15,248,236
                                                                                 -------------

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                            42,966
                                                                                 -------------

NET ASSETS (100.0%)                                                              $  15,291,202
                                                                                 =============

 *  Non-income producing security.
 #  Security or portion thereof is out on loan.
## Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS (96.4%)
AEROSPACE & DEFENSE (1.6%)
    United Technologies Corp.                                            1,700   $     146,642
                                                                                 -------------
AUTO COMPONENTS (1.0%)
    Autoliv, Inc.                                                        2,200          93,566
                                                                                 -------------
BANKS (1.5%)
    Wachovia Corp.                                                       2,900         132,675
                                                                                 -------------
BEVERAGES (1.5%)
    Coca-Cola Co.                                                        2,600         131,482
                                                                                 -------------
BIOTECHNOLOGY (9.3%)
    Amgen, Inc.*                                                         2,900         163,183
    Biogen Idec, Inc.*,#                                                 1,700         100,300
    Genentech, Inc.*                                                     2,300         282,440
    Genzyme Corp.*,#                                                     2,600         113,256
    Gilead Sciences, Inc.*,#                                             2,800         170,324
                                                                                 -------------
                                                                                       829,503
                                                                                 -------------
CHEMICALS (1.9%)
    Dow Chemical Co.                                                     1,800          71,442
    Du Pont (E. I.) de Nemours & Co.                                     2,300          98,785
                                                                                 -------------
                                                                                       170,227
                                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES (4.0%)
    Apollo Group, Inc. Class A*                                          2,000         181,760
    Automatic Data Processing, Inc.                                      4,000         175,240
                                                                                 -------------
                                                                                       357,000
                                                                                 -------------
COMMUNICATIONS EQUIPMENT (7.8%)
    Cisco Systems, Inc.*                                                10,700         223,309
    Comverse Technology, Inc.*,#                                         3,800          62,168
    Corning, Inc.*                                                      14,400         158,832
    Motorola, Inc.                                                      13,600         248,200
                                                                                 -------------
                                                                                       692,509
                                                                                 -------------
COMPUTERS & PERIPHERALS (2.3%)
    Dell, Inc.*                                                          2,700          93,717
    EMC Corp.*                                                           9,800         109,368
                                                                                 -------------
                                                                                       203,085
                                                                                 -------------
DIVERSIFIED FINANCIALS (3.5%)
    Capital One Financial Corp.#                                         3,400         222,802
    Morgan Stanley                                                       1,700          87,363
                                                                                 -------------
                                                                                       310,165
                                                                                 -------------
ENERGY EQUIPMENT & SERVICES (1.3%)
    BJ Services Co.*                                                     2,600         115,700
                                                                                 -------------
FOOD PRODUCTS (0.5%)
    Dean Foods Co.*,#                                                    1,300          43,654
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (4.0%)
    Guidant Corp.                                                        2,100   $     132,321
    St. Jude Medical, Inc.*                                              3,000         228,780
                                                                                 -------------
                                                                                       361,101
                                                                                 -------------
HEALTHCARE PROVIDERS & SERVICES (4.9%)
    Anthem, Inc.*,#                                                      1,300         115,154
    Caremark Rx, Inc.*                                                   6,700         226,795
    Omnicare, Inc.#                                                      2,200          91,256
                                                                                 -------------
                                                                                       433,205
                                                                                 -------------
HOTELS, RESTAURANTS & LEISURE (2.6%)
    Starbucks Corp.*,#                                                   5,900         229,274
                                                                                 -------------
INDUSTRIAL CONGLOMERATES (5.4%)
    General Electric Co.                                                 8,400         251,580
    Tyco International, Ltd.                                             8,400         230,580
                                                                                 -------------
                                                                                       482,160
                                                                                 -------------
INSURANCE (1.0%)
    Progressive Corp.                                                    1,000          87,520
                                                                                 -------------
INTERNET & CATALOG RETAIL (4.0%)
    eBay, Inc.*                                                          2,300         183,586
    InterActiveCorp*,#                                                   5,500         175,285
                                                                                 -------------
                                                                                       358,871
                                                                                 -------------
INTERNET SOFTWARE & SERVICES (3.1%)
    VeriSign, Inc.*,#                                                    2,600          41,938
    Yahoo!, Inc.*,#                                                      4,600         232,116
                                                                                 -------------
                                                                                       274,054
                                                                                 -------------
MACHINERY (3.2%)
    Caterpillar, Inc.                                                      600          46,638
    Danaher Corp.#                                                       2,100         194,292
    Deere & Co.                                                            600          40,824
                                                                                 -------------
                                                                                       281,754
                                                                                 -------------
MEDIA (7.9%)
    Clear Channel Communications, Inc.                                   2,100          87,129
    E.W. Scripps Co. Class A#                                            1,100         116,105
    News Corporation, Ltd. ADR                                           2,777          93,724
    Time Warner, Inc.*                                                  10,800         181,656
    Viacom, Inc. Class B                                                 5,900         228,035
                                                                                 -------------
                                                                                       706,649
                                                                                 -------------
MULTILINE RETAIL (1.0%)
    Wal-Mart Stores, Inc.                                                1,600          91,200
                                                                                 -------------
OIL & GAS (1.8%)
    XTO Energy, Inc.#                                                    5,925         158,197
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
PERSONAL PRODUCTS (2.4%)
    Avon Products, Inc.                                                  1,200   $     100,800
    Estee Lauder Companies, Inc. Class A                                 2,400         109,704
                                                                                 -------------
                                                                                       210,504
                                                                                 -------------
PHARMACEUTICALS (6.8%)
    Allergan, Inc.                                                       1,100          96,855
    Pfizer, Inc.                                                         5,700         203,832
    Teva Pharmaceutical Industries, Ltd. ADR#                            3,000         184,680
    Watson Pharmaceuticals, Inc.*                                        3,300         117,513
                                                                                 -------------
                                                                                       602,880
                                                                                 -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.7%)
    Analog Devices, Inc.#                                                3,300         140,580
    Applied Materials, Inc.*                                             5,500         100,265
    Intel Corp.                                                          5,500         141,515
    KLA-Tencor Corp.*                                                      800          33,336
                                                                                 -------------
                                                                                       415,696
                                                                                 -------------
SOFTWARE (4.2%)
    BEA Systems, Inc.*,#                                                 7,500          85,575
    Microsoft Corp.                                                     11,000         285,670
                                                                                 -------------
                                                                                       371,245
                                                                                 -------------
SPECIALTY RETAIL (3.2%)
    Best Buy Company, Inc.                                               1,700          92,225
    The Gap, Inc.#                                                       4,200          92,442
    TJX Companies, Inc.                                                  4,200         103,194
                                                                                 -------------
                                                                                       287,861
                                                                                 -------------

TOTAL COMMON STOCKS (Cost $7,588,848)                                                8,578,379
                                                                                 -------------

SHORT-TERM INVESTMENTS (24.4%)
    State Street Navigator Prime Fund##                              1,838,701       1,838,701
                                                                                 -------------

                                                                      PAR
                                                                     (000)
                                                                 -------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                            $         331         331,000
                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $2,169,701)                                       2,169,701
                                                                                 -------------

TOTAL INVESTMENTS AT VALUE (120.8%) (Cost $9,758,549)                               10,748,080
                                                                                 -------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.8%)                                      (1,847,333)
                                                                                 -------------

NET ASSETS (100.0%)                                                              $   8,900,747
                                                                                 =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

 *  Non-income producing security.
 #  Security or portion thereof is out on loan.
## Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS (95.3%)
DIVERSIFIED FINANCIALS (12.7%)
    Affiliated Managers Group, Inc.*                                       950   $      46,265
    E*TRADE Financial Corp.*                                            11,400         129,504
    Franklin Resources, Inc.                                             1,700          93,211
                                                                                 -------------
                                                                                       268,980
                                                                                 -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (5.2%)
    Sanmina-SCI Corp.*                                                  11,000         110,220
                                                                                 -------------
FOOD & DRUG RETAILING (4.6%)
    Wild Oats Markets, Inc.*,#                                           7,000          96,600
                                                                                 -------------
HEALTHCARE PROVIDERS & SERVICES (28.0%)
    Accredo Health, Inc.*                                                2,800         108,220
    Centene Corp.*,#                                                     3,550         118,925
    Community Health Systems, Inc.*                                      3,500          90,265
    Pediatrix Medical Group, Inc.*                                       1,300          92,950
    Triad Hospitals, Inc.*                                               3,100         105,431
    United Surgical Partners International, Inc.*,#                      2,100          76,062
                                                                                 -------------
                                                                                       591,853
                                                                                 -------------
HOTELS, RESTAURANTS & LEISURE (1.6%)
    Buffalo Wild Wings, Inc.*                                              400          13,272
    Panera Bread Co. Class A*,#                                            500          20,435
                                                                                 -------------
                                                                                        33,707
                                                                                 -------------
INTERNET SOFTWARE & SERVICES (6.6%)
    Check Point Software Technologies, Ltd.*                             3,400          79,662
    Corillian Corp.*                                                    11,600          50,112
    Openwave Systems, Inc.*                                              1,000           8,520
                                                                                 -------------
                                                                                       138,294
                                                                                 -------------
MEDIA (9.2%)
    Clear Channel Communications, Inc.                                   1,400          58,086
    Journal Register Co.*                                                2,400          47,592
    Netflix, Inc.*,#                                                     3,500          88,515
                                                                                 -------------
                                                                                       194,193
                                                                                 -------------
OIL & GAS (3.7%)
    Newfield Exploration Co.*                                            1,500          79,020
                                                                                 -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
    Artisan Components, Inc.*                                            1,200          28,080
    Conexant Systems, Inc.*                                              3,344          14,546
                                                                                 -------------
                                                                                        42,626
                                                                                 -------------
SOFTWARE (11.6%)
    Amdocs, Ltd.*                                                        4,000         106,200
    JDA Software Group, Inc.*                                            6,300          82,719
    Lawson Software, Inc.*                                               7,800          55,302
                                                                                 -------------
                                                                                       244,221
                                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                                   NUMBER OF
                                                                    SHARES           VALUE
                                                                 -------------   -------------
COMMON STOCKS
SPECIALTY RETAIL (7.5%)
    Aeropostale, Inc.*                                                   4,350   $      95,657
    Brookstone, Inc.*                                                    1,500          29,835
    Hot Topic, Inc.*                                                     1,450          32,277
                                                                                 -------------
                                                                                       157,769
                                                                                 -------------
WIRELESS TELECOMMUNICATION SERVICES (2.6%)
    Crown Castle International Corp.*                                    3,900          54,405
                                                                                 -------------

TOTAL COMMON STOCKS (Cost $1,462,128)                                                2,011,888
                                                                                 -------------

SHORT-TERM INVESTMENT (12.1%)
    State Street Navigator Prime Fund##
    (Cost $256,486)                                                    256,486         256,486
                                                                                 -------------

TOTAL INVESTMENTS AT VALUE (107.4%) (Cost $1,718,614)                                2,268,374

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.4%)                                         (156,922)
                                                                                 -------------

NET ASSETS (100.0%)                                                              $   2,111,452
                                                                                 =============

*  Non-income producing security.
#  Security or portion thereof is out on loan.
## Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
CORPORATE BONDS (23.6%)
AEROSPACE & DEFENSE (1.0%)
$        65   Goodrich Corp., Notes                                     (BBB- , Baa3)   04/15/08   7.500   $      72,560
         45   Lockheed Martin Corp., Bonds                              (BBB , Baa2)    12/01/29   8.500          57,118
                                                                                                           -------------
                                                                                                                 129,678
                                                                                                           -------------
AUTOMOBILE MANUFACTURERS (0.1%)
         10   General Motors Corp., Global Debentures                   (BBB , Baa1)    07/15/33   8.375          10,846
                                                                                                           -------------
COMMERCIAL SERVICES (0.1%)
         15   Erac USA Finance Co., Rule 144A, Notes++                  (BBB+ , Baa1)   05/15/06   6.625          16,039
                                                                                                           -------------
COSMETICS/PERSONAL CARE (0.3%)
         45   Procter & Gamble Co., Bonds~                               (AA- , Aa3)    02/01/34   5.500          42,697
                                                                                                           -------------
DIVERSIFIED FINANCIALS (7.1%)
         45   Capital One Bank, Subordinated Notes                      (BB+ , Baa3)    06/13/13   6.500          47,016
         40   Citigroup, Inc., Global Notes                              (AA- , Aa1)    05/05/14   5.125          39,718
         75   Countrywide Home Loans, Inc., Global Notes                  (A , A3)      12/19/07   4.250          76,295
         25   Countrywide Home Loans, Inc., Series MTNL,
               Global Company Guaranteed Notes                            (A , A3)      03/22/11   4.000          23,631
         40   FMR Corp., Rule 144A, Notes++                              (AA , Aa3)     03/01/13   4.750          38,925
         70   Ford Motor Credit Co., Global Bonds                        (BBB- , A3)    02/01/11   7.375          74,952
         40   Ford Motor Credit Co., Global Notes                        (BBB- , A3)    02/01/06   6.875          42,357
         75   General Electric Capital Corp., Series MTNA,
               Global Notes                                              (AAA , Aaa)    06/15/12   6.000          80,100
         25   General Motors Acceptance Corp., Global Bonds              (BBB , A3)     11/01/31   8.000          26,461
         55   General Motors Acceptance Corp.,
               Series MTN, Notes                                         (BBB , A3)     12/10/07   4.375          55,021
         40   Glencore Funding LLC, Rule 144A,
               Company Guaranteed Notes++                               (BBB , Baa3)    04/15/14   6.000          37,870
         25   Goldman Sachs Group, Inc., Global Bonds                    (A+ , Aa3)     01/15/11   6.875          27,855
        105   Household Finance Corp., Global Notes                       (A , A1)      12/15/08   4.125         105,064
         25   Household Finance Corp., Global Notes                       (A , A1)      07/15/10   8.000          29,467
         45   Lehman Brothers Holdings, Inc., Series MTNG,
               Global Notes                                               (A , A1)      11/30/10   4.375          44,225
         35   MBNA America Bank, Rule 144A,
               Subordinated Notes++                                     (BBB , Baa2)    03/15/08   6.750          38,573
         60   Merrill Lynch & Company, Inc., Series MTNO,
               Senior Unsubordinated Notes                               (A+ , Aa3)     02/03/14   5.000          58,394
         60   SLM Corp., Series MTNA, Notes                               (A , A2)      01/15/09   4.000          59,677
         10   Textron Financial Corp., Global Notes                       (A- , A3)     06/01/07   5.875          10,789
         15   Textron Financial Corp., Series MTNE, Notes#                (A- , A3)     10/06/06   1.460          15,043
                                                                                                           -------------
                                                                                                                 931,433
                                                                                                           -------------
ELECTRIC (3.3%)
         40   American Electric Power Company, Inc.,
               Series A, Global Notes                                    (BBB , Baa3)   05/15/06   6.125          42,559
         40   Cincinnati Gas & Electric Co., Notes                       (BBB , Baa1)   09/15/12   5.700          41,405

                 See Accompanying Notes to Financial Statements.

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
CORPORATE BONDS
ELECTRIC
$        45   Consolidated Edison Company of New York,
               Debentures                                                 (A , A1)      02/01/13   4.875   $      44,678
         15   Constellation Energy Group, Inc., Notes                   (BBB+ , Baa1)   04/01/07   6.350          16,130
         20   Dominion Resources, Inc., Series B,
               Global Senior Notes                                      (BBB+ , Baa1)   07/15/05   7.625          21,276
         25   Duke Energy Corp., First Mortgage Notes                    (BBB+ , A3)    10/01/15   5.300          24,671
         55   Energy East Corp., Notes                                  (BBB , Baa2)    06/15/12   6.750          60,100
         10   FPL Group Capital, Inc., Company
               Guaranteed Notes                                           (A- , A2)     09/15/06   7.625          11,038
         60   FPL Group Capital, Inc., Notes                              (A- , A2)     04/11/06   3.250          60,679
         15   Oncor Electric Delivery Co.,
               Global Secured Notes                                     (BBB , Baa1)    05/01/32   7.000          16,295
         60   Pacific Gas & Electric Co., First Mortgage Notes          (BBB , Baa2)    03/01/34   6.050          56,931
         30   Pinnacle West Capital Corp., Senior Notes
               (Callable 11/01/04 @ $100.00)#                           (BBB- , Baa2)   11/01/05   1.931          30,035
          5   Progress Energy, Inc., Senior Notes                       (BBB- , Baa2)   03/01/06   6.750           5,344
                                                                                                           -------------
                                                                                                                 431,141
                                                                                                           -------------
ENTERTAINMENT (0.3%)
         35   International Speedway Corp.,
               Rule 144A, Notes++                                       (BBB- , Baa2)   04/15/14   5.400          34,801
                                                                                                           -------------
ENVIRONMENTAL CONTROL (0.5%)
         10   Waste Management, Inc., Global Company
               Guaranteed Notes                                         (BBB , Baa3)    05/15/32   7.750          11,509
         50   Waste Management, Inc., Senior Notes                      (BBB , Baa3)    08/01/10   7.375          56,914
                                                                                                           -------------
                                                                                                                  68,423
                                                                                                           -------------
FOOD (1.5%)
         30   ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)   09/15/11   6.750          33,185
         30   ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)   09/15/30   8.250          36,998
         40   General Mills, Inc., Global Notes                         (BBB+ , Baa2)   02/15/12   6.000          42,477
         40   Kellogg Co., Global Senior Notes                          (BBB , Baa2)    06/01/08   2.875          38,491
         45   Kellogg Co., Series B, Global Notes                       (BBB , Baa2)    04/01/11   6.600          50,056
                                                                                                           -------------
                                                                                                                 201,207
                                                                                                           -------------
GAS (0.5%)
         25   KeySpan Corp., Senior Notes                                 (A , A3)      11/15/30   8.000          31,100
         35   Sempra Energy, Notes                                      (BBB+ , Baa1)   12/01/05   6.950          37,182
                                                                                                           -------------
                                                                                                                  68,282
                                                                                                           -------------
HEALTHCARE PRODUCTS (0.4%)
         45   Baxter International, Inc., Notes                           (A- , A3)     05/01/07   5.250          47,314
                                                                                                           -------------
HOME BUILDERS (0.4%)
         55   Centex Corp., Senior Notes                                (BBB , Baa2)    05/15/14   5.700          54,688
                                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
CORPORATE BONDS
INSURANCE (2.2%)
$       130   American International Group, Inc.,
               Global Notes#                                             (AAA , Aaa)    05/15/13   4.250   $     122,066
         35   Florida Windstorm Underwriting Association,
               Rule 144A, Senior Notes++                                  (A- , A3)     08/25/07   6.850          39,064
         65   MetLife, Inc., Senior Notes                                 (A , A2)      11/24/13   5.000          64,128
         70   Nationwide Mutual Insurance Co., Rule 144A,
               Bonds (Callable 04/15/14 @ $100.00)++                      (A- , A2)     04/15/34   6.600          67,296
                                                                                                           -------------
                                                                                                                 292,554
                                                                                                           -------------
MEDIA (2.2%)
         36   Comcast Cable Communications Holdings, Inc.,
               Global Company Guaranteed Notes                          (BBB , Baa3)    03/15/13   8.375          43,022
         55   Comcast Cable Communications, Inc.,
               Senior Notes                                             (BBB , Baa3)    01/30/11   6.750          60,356
         15   Cox Communications, Inc., Notes                           (BBB , Baa2)    06/15/05   6.875          15,750
         40   Liberty Media Corp., Global Senior Notes#                 (BBB- , Baa3)   09/17/06   2.610          40,727
         30   News America Holdings, Inc.,
               Company Guaranteed Notes~                                (BBB- , Baa3)   02/01/13   9.250          38,143
         35   News America, Inc., Company Guaranteed Notes              (BBB- , Baa3)   11/30/28   7.625          39,774
         35   Time Warner, Inc., Global Company
               Guaranteed Notes                                         (BBB+ , Baa1)   04/15/31   7.625          38,418
          5   Time Warner, Inc., Global Notes                           (BBB+ , Baa1)   05/01/12   6.875           5,475
                                                                                                           -------------
                                                                                                                 281,665
                                                                                                           -------------
MINING (0.2%)
         25   Phelps Dodge Corp., Bonds                                 (BBB- , Baa3)   03/15/34   6.125          23,689
                                                                                                           -------------
MISCELLANEOUS MANUFACTURING (0.4%)
         50   Textron, Inc., Senior Notes                                 (A- , A3)     08/01/10   4.500          49,859
                                                                                                           -------------
OIL & GAS (0.6%)
         30   Phillips Petroleum Co., Global Notes                        (A- , A3)     05/25/05   8.500          32,034
         40   SEACOR Holdings, Inc., Notes                              (BBB , Baa3)    10/01/12   5.875          40,606
                                                                                                           -------------
                                                                                                                  72,640
                                                                                                           -------------
PACKAGING & CONTAINERS (0.3%)
         15   Sealed Air Corp., Rule 144A, Notes++                      (BBB , Baa3)    05/15/09   6.950          16,691
         25   Sealed Air Corp., Rule 144A, Senior Notes++               (BBB , Baa3)    04/15/08   5.375          26,044
                                                                                                           -------------
                                                                                                                  42,735
                                                                                                           -------------
REAL ESTATE (0.4%)
         25   EOP Operating LP, Notes                                   (BBB+ , Baa1)   06/15/04   6.500          25,145
         20   EOP Operating LP, Senior Notes                            (BBB+ , Baa1)   02/15/05   6.625          20,709
                                                                                                           -------------
                                                                                                                  45,854
                                                                                                           -------------
RETAIL (0.4%)
         50   Target Corp., Notes                                         (A+ , A2)     08/15/10   7.500          58,173
                                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
CORPORATE BONDS
TELECOMMUNICATIONS (1.4%)
$        10   AT&T Corp., Global Senior Notes#                          (BBB , Baa2)    11/15/31   8.750   $      10,612
         10   AT&T Wireless Services, Inc.,
               Global Senior Notes                                      (BBB , Baa2)    03/01/31   8.750          12,235
         55   Sprint Capital Corp., Global Company
               Guaranteed Notes                                         (BBB- , Baa3)   03/15/32   8.750          65,890
         20   Verizon Global Funding Corp., Global Notes                  (A+ , A2)     06/15/12   6.875          22,212
         30   Verizon Global Funding Corp., Global Notes                  (A+ , A2)     06/15/32   7.750          34,479
         40   Verizon Wireless Capital LLC, Global Notes                  (A+ , A3)     12/15/06   5.375          42,234
                                                                                                                 187,662
                                                                                                           -------------
TOTAL CORPORATE BONDS (Cost $3,094,812)                                                                        3,091,380
                                                                                                           -------------
ASSET BACKED SECURITIES (18.0%)
         30   Aesop Funding II LLC, Series 2003-2A,
               Class A2#                                                 (AAA , Aaa)    06/20/07   1.350          30,094
         85   Ameriquest Mortgage Securities, Inc.,
               Series 2003-AR2, Class A4#                                (AAA , Aaa)    05/25/33   1.440          85,069
        110   Bank One Issuance Trust, Series 2002-A1,
               Class A1#                                                 (AAA , Aaa)    01/15/10   1.210         110,302
        130   Capital One Master Trust, Series 2001-1,
               Class A#                                                  (AAA , Aaa)    12/15/10   1.300         130,766
        100   Carmax Auto Owner Trust, Series 2001-2,
               Class A4#                                                 (AAA , Aaa)    12/15/06   3.940         101,751
        130   Chase Credit Card Master Trust, Series 2003-2,
               Class A#                                                  (AAA , Aaa)    07/15/10   1.210         130,331
        125   Citibank Credit Card Issuance Trust,
               Series 2002-A9, Class A9#                                 (AAA , Aaa)    12/17/07   1.150         125,126
         61   Countrywide Asset-Backed Certificates,
               Series 2003-BC1, Class A1#                                (AAA , Aaa)    03/25/33   1.500          61,624
         55   Countrywide Home Equity Loan Trust,
               Series 2002-C, Class A#                                   (AAA , Aaa)    05/15/28   1.340          55,328
        125   Discover Card Master Trust I, Series 2003-4,
               Class A1#                                                 (AAA , Aaa)    05/15/11   1.210         125,273
        125   First USA Credit Card Master Trust,
               Series 2001-1, Class A#                                   (AAA , Aaa)    09/19/08   1.250         125,381
        130   Fleet Credit Card Master Trust, Series 2002-B,
               Class A#                                                  (AAA , Aaa)    04/15/10   1.240         130,394
        100   Ford Credit Auto Owner Trust, Series 2003-A,
               Class A4B#                                                (AAA , Aaa)    06/15/07   1.190         100,109
         41   Greenpoint Home Equity Loan Trust,
               Series 2003-1, Class A#                                   (AAA , Aaa)    04/15/29   1.370          41,176
         94   Honda Auto Receivables Owner Trust,
               Series 2001-2, Class A4                                   (AAA , Aaa)    10/18/06   5.090          94,619
        125   MBNA Credit Card Master Note Trust,
               Series 2002-A4, Class A4#                                 (AAA , Aaa)    08/17/09   1.210         125,329

                 See Accompanying Notes to Financial Statements.

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
ASSET BACKED SECURITIES
$       120   MBNA Master Credit Card Trust,
               Series 1996-G, Class A#                                   (AAA , Aaa)    12/15/08   1.280   $     120,500
        100   MBNA Master Credit Card Trust, Series 1997-J,
               Class A#,~                                                (AAA , Aaa)    02/15/07   1.220         100,109
        150   MBNA Master Credit Card Trust, Series 1998-G,
               Class A#                                                  (AAA , Aaa)    02/17/09   1.230         150,450
        110   Residential Asset Mortgage Products, Inc.,
               Series 2003-RS3, Class AI2                                (AAA , Aaa)    03/25/29   3.380         110,945
         84   SLM Student Loan Trust, Series 2000-1,
               Class A2L#                                                (AAA , Aaa)    01/25/13   1.350          84,732
        125   SLM Student Loan Trust, Series 2003-1,
               Class A2#                                                 (AAA , Aaa)    06/17/13   1.150         125,074
         65   SLM Student Loan Trust, Series 2003-8,
               Class A1#                                                 (AAA , Aaa)    06/16/08   1.120          65,190
         33   Vanderbilt Mortgage Finance, Series 1998-C,
               Class 1B1                                                (BBB , Baa1)    02/07/15   6.970          33,474
                                                                                                           -------------
TOTAL ASSET BACKED SECURITIES (Cost $2,363,410)                                                                2,363,146
                                                                                                           -------------
MORTGAGE-BACKED SECURITIES (46.8%)
        200   Fannie Mae Global Notes^^                                  (AAA , Aaa)    06/15/06   5.250         210,863
        125   Fannie Mae Global Notes~                                   (AAA , Aaa)    02/15/09   3.250         121,202
        115   Fannie Mae Global Notes~                                   (AAA , Aaa)    05/15/11   6.000         125,062
         44   Fannie Mae Pool #662830                                    (AAA , Aaa)    10/01/32   7.500          46,947
        106   Fannie Mae Pool #667742                                    (AAA , Aaa)    04/01/33   6.000         108,060
         62   Fannie Mae Pool #702130                                    (AAA , Aaa)    03/01/33   7.000          65,584
         97   Fannie Mae Pool #703443                                    (AAA , Aaa)    05/01/18   5.000          97,497
         98   Fannie Mae Pool #703444                                    (AAA , Aaa)    05/01/18   5.000          98,687
        154   Fannie Mae Pool #704674                                    (AAA , Aaa)    04/01/18   5.500         157,889
         44   Fannie Mae Pool #741351                                    (AAA , Aaa)    12/01/33   5.500          43,970
         55   Fannie Mae Pool #748560                                    (AAA , Aaa)    01/01/34   5.500          54,694
        106   Fannie Mae Pool #748643#                                   (AAA , Aaa)    09/01/33   4.190         107,513
         39   Fannie Mae Pool #757490                                    (AAA , Aaa)    01/01/34   5.500          39,222
         75   Fannie Mae Pool #759766                                    (AAA , Aaa)    02/01/34   5.500          74,690
         85   Fannie Mae Pool #763847                                    (AAA , Aaa)    02/01/34   5.500          84,699
         84   Fannie Mae Pool #769201                                    (AAA , Aaa)    01/01/34   6.500          87,822
         94   FHLMC TBA                                                  (AAA , Aaa)    05/03/19   5.000          94,646
        135   FNMA TBA                                                   (AAA , Aaa)    05/03/19   4.000         129,769
        200   FNMA TBA                                                   (AAA , Aaa)    05/03/19   4.500         196,875
        105   FNMA TBA                                                   (AAA , Aaa)    05/03/19   5.000         105,623
        100   FNMA TBA                                                   (AAA , Aaa)    05/03/19   5.500         102,625
        125   FNMA TBA                                                   (AAA , Aaa)    05/03/19   6.000         130,391
        470   FNMA TBA                                                   (AAA , Aaa)    04/30/34   5.000         455,459
        575   FNMA TBA                                                   (AAA , Aaa)    04/30/34   5.500         573,742
        645   FNMA TBA                                                   (AAA , Aaa)    04/30/34   6.000         659,916
        275   FNMA TBA                                                   (AAA , Aaa)    04/30/34   6.500         286,258
         55   Freddie Mac Global Notes^^                                 (AAA , Aaa)    01/15/05   1.875          55,189

                 See Accompanying Notes to Financial Statements.

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
MORTGAGE-BACKED SECURITIES
$       185   Freddie Mac Global Notes~                                  (AAA , Aaa)    09/15/07   3.500   $     186,280
        540   Freddie Mac Global Notes~                                  (AAA , Aaa)    11/15/13   4.875         536,081
        106   Freddie Mac Pool #1B1275#,^^                               (AAA , Aaa)    10/01/33   4.228         106,629
         53   Freddie Mac Pool #B11354^^                                 (AAA , Aaa)    12/01/18   5.000          53,801
         23   Ginnie Mae Pool #598105                                    (AAA , Aaa)    03/15/33   6.000          23,917
         25   Ginnie Mae Pool #598128                                    (AAA , Aaa)    03/15/33   6.000          25,851
         19   Ginnie Mae Pool #598145                                    (AAA , Aaa)    03/15/33   6.000          19,510
         12   Ginnie Mae Pool #600025                                    (AAA , Aaa)    03/15/33   6.000          12,472
         17   Ginnie Mae Pool #604205                                    (AAA , Aaa)    04/15/33   6.500          18,000
        140   GNMA TBA                                                   (AAA , Aaa)    04/30/34   5.500         140,043
         60   GNMA TBA                                                   (AAA , Aaa)    04/30/34   6.000          61,519
        225   GNMA TBA                                                   (AAA , Aaa)    04/30/34   6.500         235,055
        209   LB-UBS Commercial Mortgage Trust,
               Series 2003-C3, Class A1                                  (AAA , Aaa)    05/15/27   2.599         204,515
        120   LB-UBS Commercial Mortgage Trust,
               Series 2004-C2, Class A4                                  (AAA , Aaa)    03/15/36   4.367         112,650
         41   Master Adjustable Rate Mortgages Trust,
               Series 2003-6, Class 7A2                                  (AAA , Aaa)    12/25/33   3.859          41,304
         44   Master Adjustable Rate Mortgages Trust,
               Series 2003-6, Class 8A1                                  (AAA , Aaa)    12/25/33   4.588          44,193
                                                                                                           -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,209,213)                                                             6,136,714
                                                                                                           -------------
FOREIGN BONDS (3.1%)
BEVERAGES (0.2%)
         35   Diageo Finance BV, Global Company
               Guaranteed Notes (Netherlands)                              (A , A2)     04/01/11   3.875          33,288
                                                                                                           -------------
ELECTRIC (0.2%)
         20   Compania Nacional de Transmision Electrica SA,
               Global Senior Notes (Chile)                               (A- , Baa1)    04/15/11   7.875          22,741
                                                                                                           -------------
HOLDING COMPANIES-DIVERSIFIED (0.4%)
         55   Pacificorp Australia, Rule 144A,
               Bonds (Australia)++                                       (AAA , Aaa)    01/15/08   6.150          58,652
                                                                                                           -------------
MEDIA (0.2%)
         25   Thomson Corp., Global Notes (Canada)                        (A- , A3)     01/05/12   6.200          27,061
                                                                                                           -------------
MINING (0.3%)
         35   Corporacion Nacional del Cobre - Codelco,
               Rule 144A, Notes (Chile)++                                  (A , A2)     10/15/13   5.500          34,884
                                                                                                           -------------
OIL & GAS (0.5%)
         30   Norsk Hydro ASA, Yankee Debentures (Norway)                  (A , A2)     06/15/23   7.750          35,702
         10   Norsk Hydro ASA, Yankee Debentures (Norway)                  (A , A2)     11/15/25   7.150          11,279
         15   Petroleos Mexicanos, Series REGS,
               Company Guaranteed Notes (Mexico)                        (BBB- , Baa1)   06/01/07   9.000          16,996
                                                                                                           -------------
                                                                                                                  63,977
                                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

       PAR                                                                RATINGS+
      (000)                                                             (S&P/MOODY'S)   MATURITY   RATE%       VALUE
      -----                                                             -------------   --------   -----       -----
FOREIGN BONDS
SOVEREIGN (1.0%)
$        45   Export-Import Bank of Korea, Rule 144A,
               Notes (South Korea)++                                      (A- , A3)     02/10/14   5.250   $      44,317
         30   Republic of Poland, Global Unsubordinated
               Notes (Poland)                                            (BBB+ , A2)    01/15/14   5.250          29,850
         35   United Mexican States, Global Notes (Mexico)              (BBB- , Baa2)   01/14/11   8.375          40,337
         20   United Mexican States, Global Notes (Mexico)              (BBB- , Baa2)   04/08/33   7.500          19,850
                                                                                                           -------------
                                                                                                                 134,354
                                                                                                           -------------
TELECOMMUNICATIONS (0.3%)
         35   Deutsche Telekom International Finance BV,
               Global Company Guaranteed Notes
               (Netherlands)#                                           (BBB+ , Baa2)   06/15/05   8.250          37,266
                                                                                                           -------------
TOTAL FOREIGN BONDS (Cost $423,331)                                                                              412,223
                                                                                                           -------------
UNITED STATES TREASURY OBLIGATIONS (8.3%)
        265   United States Treasury Bonds~                              (AAA , Aaa)    02/15/23   7.125         322,534
         15   United States Treasury Bonds^^                             (AAA , Aaa)    02/15/31   5.375          15,202
         90   United States Treasury Notes~                              (AAA , Aaa)    11/30/05   1.875          89,779
         75   United States Treasury Notes~                              (AAA , Aaa)    02/15/07   2.250          74,010
        145   United States Treasury Notes^^                             (AAA , Aaa)    04/15/09   3.125         141,856
        355   United States Treasury Notes~                              (AAA , Aaa)    08/15/11   5.000         373,360
         80   United States Treasury Notes++++                           (AAA , Aaa)    02/15/14   4.000          76,875
                                                                                                           -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,108,423)                                                     1,093,616
                                                                                                           -------------

  NUMBER OF
   SHARES
  ---------
PREFERRED STOCK (0.2%)
TELECOMMUNICATIONS (0.2%)
         20   Centaur Funding Corp., Series B,
               Rule 144A++ (Cost $23,257)                                                                         25,388
                                                                                                           -------------
SHORT-TERM INVESTMENTS (35.5%)
  1,755,601   State Street Navigator Prime Fund~~                                                              1,755,601
                                                                                                           -------------

      PAR
     (000)
     -----
$     2,854   State Street Bank and Trust Co.
               Euro Time Deposit^^                                                      05/03/04   0.750       2,854,000
         50   United States Treasury Bills^^                             (AAA , Aaa)    07/29/04   0.970          49,883
                                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $4,659,484)                                                                 4,659,484
                                                                                                           -------------

TOTAL INVESTMENTS AT VALUE (135.5%) (Cost $17,881,930)                                                        17,781,951

LIABILITIES IN EXCESS OF OTHER ASSETS (-35.5%)                                                                (4,657,337)
                                                                                                           -------------

NET ASSETS (100.0%)                                                                                        $  13,124,614
                                                                                                           =============

                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $478,544 or 3.65% of net assets.

~    Security or portion thereof is out on loan.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2004.

^^   Collateral segregated for TBA securities.

++++ Collateral segregated for futures contracts.

~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

                                                                      LARGE CAP VALUE       SMALL CAP GROWTH
                                                                         PORTFOLIO              PORTFOLIO
                                                                     ----------------       ----------------
ASSETS
    Investments at value, including collateral for
      securities on loan of $3,018,770, $443,342,
      $745,350, $1,838,701, $256,486, and $1,755,601,
      respectively (Cost $29,532,412, $4,693,756,
      $14,102,227, $9,758,549, $1,718,614, and
      $17,881,930, respectively) (Note 1)                            $     31,809,895(1)    $      2,497,515(2)
    Cash                                                                          640                     49
    Receivable for investments sold                                           317,284                 35,105
    Receivable for fund shares sold                                                --                     --
    Dividend and interest receivable                                           34,761                     44
    Receivable from investment adviser (Note 2)                                    --                 12,869
    Unrealized appreciation on forward currency contracts (Note 1)                 --                     --
    Variation margin receivable (Note 1)                                           --                     --
    Prepaid expenses and other assets                                          21,954                 21,405
                                                                     ----------------       ----------------
      Total Assets                                                         32,184,534              2,566,987
                                                                     ----------------       ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                 957                     --
    Administrative services fee payable (Note 2)                                5,500                  1,509
    Payable upon return of securities loaned                                3,018,770                443,342
    Payable for investments purchased                                         298,445                 33,656
    Payable for fund shares redeemed                                           14,222                     --
    Directors' fee payable                                                        121                    119
    Unrealized depreciation on forward currency
      contracts (Note 1)                                                           --                     --
    Other accrued expenses payable                                             37,093                 37,823
                                                                     ----------------       ----------------
      Total Liabilities                                                     3,375,108                516,449
                                                                     ----------------       ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                   31,198                    176
    Paid-in capital (Note 6)                                               31,243,927             45,546,548
    Undistributed net investment income (loss)                                116,509                (88,401)
    Undistributed net realized gain (loss) on
      investments, futures contracts and foreign
      currency transactions                                                (4,859,691)           (41,211,544)
    Net unrealized appreciation (depreciation) from
      investments, futures contracts and foreign
      currency translations                                                 2,277,483             (2,196,241)
                                                                     ----------------       ----------------
      Net Assets                                                     $     28,809,426       $      2,050,538
                                                                     ================       ================
    Shares outstanding                                                     31,198,330                176,108
                                                                     ----------------       ----------------
    Net asset value, offering price, and redemption
      price per share                                                $           0.92       $          11.64
                                                                     ================       ================

(1)  Including $2,926,020 of securities on loan.
(2)  Including $420,466 of securities on loan.
(3)  Including $702,743 of securities on loan.
(4)  Including $1,752,978 of securities on loan.
(5)  Including $250,128 of securities on loan.
(6)  Including $1,718,935 of securities on loan.

                 See Accompanying Notes to Financial Statements.

                                                                                            CAPITAL
                                                                     SELECT EQUITY       APPRECIATION
                                                                       PORTFOLIO           PORTFOLIO
                                                                     -------------       -------------
ASSETS
    Investments at value, including collateral for
      securities on loan of $3,018,770, $443,342,
      $745,350, $1,838,701, $256,486, and $1,755,601,
      respectively (Cost $29,532,412, $4,693,756,
      $14,102,227, $9,758,549, $1,718,614, and
      $17,881,930, respectively) (Note 1)                            $  15,248,236(3)    $  10,748,080(4)
    Cash                                                                        77                 367
    Receivable for investments sold                                        275,966              89,460
    Receivable for fund shares sold                                        720,239               3,703
    Dividend and interest receivable                                        12,088                 593
    Receivable from investment adviser (Note 2)                              5,186               8,588
    Unrealized appreciation on forward currency contracts (Note 1)              --                  --
    Variation margin receivable (Note 1)                                        --                  --
    Prepaid expenses and other assets                                       16,701              17,919
                                                                     -------------       -------------
      Total Assets                                                      16,278,493          10,868,710
                                                                     -------------       -------------
LIABILITIES
    Advisory fee payable (Note 2)                                               --                  --
    Administrative services fee payable (Note 2)                             2,903               1,950
    Payable upon return of securities loaned                               745,350           1,838,701
    Payable for investments purchased                                      104,069              93,767
    Payable for fund shares redeemed                                        99,866                  --
    Directors' fee payable                                                     237                 241
    Unrealized depreciation on forward currency
      contracts (Note 1)                                                        --                  --
    Other accrued expenses payable                                          34,866              33,304
                                                                     -------------       -------------
      Total Liabilities                                                    987,291           1,967,963
                                                                     -------------       -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                 1,642                 994
    Paid-in capital (Note 6)                                            14,226,857          10,405,995
    Undistributed net investment income (loss)                              29,088              (8,403)
    Undistributed net realized gain (loss) on
      investments, futures contracts and foreign
      currency transactions                                               (112,394)         (2,487,370)
    Net unrealized appreciation (depreciation) from
      investments, futures contracts and foreign
      currency translations                                              1,146,009             989,531
                                                                     -------------       -------------
      Net Assets                                                     $  15,291,202       $   8,900,747
                                                                     =============       =============
    Shares outstanding                                                   1,641,935             994,359
                                                                     -------------       -------------
    Net asset value, offering price, and redemption
      price per share                                                $        9.31       $        8.95
                                                                     =============       =============

                                                                                           INVESTMENT
                                                                       HARBINGER          GRADE FIXED
                                                                       PORTFOLIO        INCOME PORTFOLIO
                                                                     -------------      ----------------
ASSETS
    Investments at value, including collateral for
      securities on loan of $3,018,770, $443,342,
      $745,350, $1,838,701, $256,486, and $1,755,601,
      respectively (Cost $29,532,412, $4,693,756,
      $14,102,227, $9,758,549, $1,718,614, and
      $17,881,930, respectively) (Note 1)                            $   2,268,374(5)   $     17,781,951(6)
    Cash                                                                    88,255                   380
    Receivable for investments sold                                         20,902               773,496
    Receivable for fund shares sold                                             --                    --
    Dividend and interest receivable                                            --                95,429
    Receivable from investment adviser (Note 2)                              9,212                12,359
    Unrealized appreciation on forward currency contracts (Note 1)              --                 4,032
    Variation margin receivable (Note 1)                                        --                16,296
    Prepaid expenses and other assets                                       14,711                15,078
                                                                     -------------      ----------------
      Total Assets                                                       2,401,454            18,699,021
                                                                     -------------      ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                               --                    --
    Administrative services fee payable (Note 2)                               619                 4,392
    Payable upon return of securities loaned                               256,486             1,755,601
    Payable for investments purchased                                        9,167             3,764,890
    Payable for fund shares redeemed                                            --                    --
    Directors' fee payable                                                     241                   238
    Unrealized depreciation on forward currency
      contracts (Note 1)                                                        --                13,407
    Other accrued expenses payable                                          23,489                35,879
                                                                     -------------      ----------------
      Total Liabilities                                                    290,002             5,574,407
                                                                     -------------      ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                   149                 1,344
    Paid-in capital (Note 6)                                             1,327,284            13,175,683
    Undistributed net investment income (loss)                             (17,091)              (14,426)
    Undistributed net realized gain (loss) on
      investments, futures contracts and foreign
      currency transactions                                                251,350               101,419
    Net unrealized appreciation (depreciation) from
      investments, futures contracts and foreign
      currency translations                                                549,760              (139,406)
                                                                     -------------      ----------------
      Net Assets                                                     $   2,111,452      $     13,124,614
                                                                     =============      ================
    Shares outstanding                                                     148,635             1,344,375
                                                                     -------------      ----------------
    Net asset value, offering price, and redemption
      price per share                                                $       14.21      $           9.76
                                                                     =============      ================

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

                                                                      LARGE CAP VALUE       SMALL CAP GROWTH
                                                                         PORTFOLIO              PORTFOLIO
                                                                     ----------------       ----------------
INVESTMENT INCOME (Note 1)
    Dividends                                                        $        298,559       $         12,760
    Interest                                                                    1,125                  3,098
    Securities lending                                                            581                     86
    Foreign taxes withheld                                                     (1,177)                    --
                                                                     ----------------       ----------------
      Total investment income                                                 299,088                 15,944
                                                                     ----------------       ----------------
EXPENSES
    Investment advisory fees (Note 2)                                         110,979                 94,859
    Administrative services fees (Note 2)                                      24,910                 19,507
    Legal fees                                                                 18,024                 17,594
    Printing fees (Note 2)                                                      8,710                  6,363
    Audit fees                                                                  7,740                  8,003
    Insurance expense                                                           7,110                  7,234
    Registration fees                                                           5,892                  7,323
    Custodian fees                                                              2,128                 11,339
    Transfer agent fees (Note 2)                                                1,698                  1,212
    Directors' fees                                                             1,638                  1,637
    Commitment fees (Note 3)                                                      526                    652
    Interest expense (Note 3)                                                     152                    451
    Miscellaneous expense                                                       6,259                  6,797
                                                                     ----------------       ----------------
      Total expenses                                                          195,766                182,971
    Less: fees waived and expenses reimbursed (Note 2)                        (84,786)               (78,626)
                                                                     ----------------       ----------------
      Net expenses                                                            110,980                104,345
                                                                     ----------------       ----------------
        Net investment income (loss)                                          188,108                (88,401)
                                                                     ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                        591,029              8,546,965
    Net realized loss from futures contracts                                       --                     --
    Net realized gain from foreign currency transactions                           --                     --
    Net change in unrealized appreciation (depreciation)
      from investments                                                      1,323,935             (6,397,396)
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                            --                     --
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                --                     --
                                                                     ----------------       ----------------
    Net realized and unrealized gain (loss) from investments,
      futures contracts, and foreign currency related items                 1,914,964              2,149,569
                                                                     ----------------       ----------------
    Net increase in net assets resulting from operations             $      2,103,072       $      2,061,168
                                                                     ================       ================

                 See Accompanying Notes to Financial Statements.

                                                                                            CAPITAL
                                                                     SELECT EQUITY       APPRECIATION
                                                                       PORTFOLIO           PORTFOLIO
                                                                     -------------       -------------
INVESTMENT INCOME (Note 1)
    Dividends                                                        $     113,410       $      24,329
    Interest                                                                 1,612               1,422
    Securities lending                                                         228                 257
    Foreign taxes withheld                                                      --                (125)
                                                                     -------------       -------------
      Total investment income                                              115,250              25,883
                                                                     -------------       -------------
EXPENSES
    Investment advisory fees (Note 2)                                       37,503              22,853
    Administrative services fees (Note 2)                                   13,154               9,195
    Legal fees                                                              19,039              19,164
    Printing fees (Note 2)                                                   4,327               4,248
    Audit fees                                                               7,340               7,349
    Insurance expense                                                        6,257               6,250
    Registration fees                                                        7,204               7,545
    Custodian fees                                                           4,238               3,742
    Transfer agent fees (Note 2)                                             1,049                 836
    Directors' fees                                                          1,755               1,758
    Commitment fees (Note 3)                                                   174                 136
    Interest expense (Note 3)                                                  275                  33
    Miscellaneous expense                                                    5,579               5,589
                                                                     -------------       -------------
      Total expenses                                                       107,894              88,698
    Less: fees waived and expenses reimbursed (Note 2)                     (51,639)            (54,419)
                                                                     -------------       -------------
      Net expenses                                                          56,255              34,279
                                                                     -------------       -------------
        Net investment income (loss)                                        58,995              (8,396)
                                                                     -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                     458,661             256,964
    Net realized loss from futures contracts                                    --                  --
    Net realized gain from foreign currency transactions                        --                  --
    Net change in unrealized appreciation (depreciation)
      from investments                                                      (9,048)             84,805
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                         --                  --
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                             --                  --
                                                                     -------------       -------------
    Net realized and unrealized gain (loss) from investments,
      futures contracts, and foreign currency related items                449,613             341,769
                                                                     -------------       -------------
    Net increase in net assets resulting from operations             $     508,608       $     333,373
                                                                     =============       =============

                                                                                           INVESTMENT
                                                                       HARBINGER          GRADE FIXED
                                                                       PORTFOLIO        INCOME PORTFOLIO
                                                                     -------------      ----------------
INVESTMENT INCOME (Note 1)
    Dividends                                                        $         660      $            908
    Interest                                                                   187               190,165
    Securities lending                                                          91                   245
    Foreign taxes withheld                                                      --                    --
                                                                     -------------      ----------------
      Total investment income                                                  938               191,318
                                                                     -------------      ----------------
EXPENSES
    Investment advisory fees (Note 2)                                       12,878                18,087
    Administrative services fees (Note 2)                                    3,040                22,322
    Legal fees                                                              13,436                18,463
    Printing fees (Note 2)                                                   2,375                 5,277
    Audit fees                                                               9,057                 7,353
    Insurance expense                                                        6,199                 6,269
    Registration fees                                                        8,854                 9,674
    Custodian fees                                                             932                 6,088
    Transfer agent fees (Note 2)                                               208                   448
    Directors' fees                                                          1,759                 1,755
    Commitment fees (Note 3)                                                     2                   198
    Interest expense (Note 3)                                                   --                    --
    Miscellaneous expense                                                    5,390                 5,718
                                                                     -------------      ----------------
      Total expenses                                                        64,130               101,652
    Less: fees waived and expenses reimbursed (Note 2)                     (46,101)              (77,755)
                                                                     -------------      ----------------
      Net expenses                                                          18,029                23,897
                                                                     -------------      ----------------
        Net investment income (loss)                                       (17,091)              167,421
                                                                     -------------      ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                     251,350               113,745
    Net realized loss from futures contracts                                    --                (2,999)
    Net realized gain from foreign currency transactions                        --                 9,619
    Net change in unrealized appreciation (depreciation)
      from investments                                                    (116,717)             (135,766)
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                         --               (43,431)
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                             --               (13,335)
                                                                     -------------      ----------------
    Net realized and unrealized gain (loss) from investments,
      futures contracts, and foreign currency related items                134,633               (72,167)
                                                                     -------------      ----------------
    Net increase in net assets resulting from operations             $     117,542      $         95,254
                                                                     =============      ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      LARGE CAP                           SMALL CAP
                                                                   VALUE PORTFOLIO                     GROWTH PORTFOLIO
                                                           --------------------------------    --------------------------------
                                                             FOR THE SIX                         FOR THE SIX
                                                               MONTHS            FOR THE           MONTHS            FOR THE
                                                                ENDED             YEAR              ENDED             YEAR
                                                              APRIL 30,           ENDED           APRIL 30,           ENDED
                                                                2004           OCTOBER 31,          2004           OCTOBER 31,
                                                             (UNAUDITED)          2003           (UNAUDITED)          2003
                                                           --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                             $      188,108    $      389,129    $      (88,401)   $     (369,452)
  Net realized gain (loss) from investments,
    futures contracts and foreign currency transactions           591,029        (3,118,350)        8,546,965         1,444,617
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, and
    foreign currency translations                               1,323,935         7,451,678        (6,397,396)       15,538,493
                                                           --------------    --------------    --------------    --------------
    Net increase in net assets resulting from operations        2,103,072         4,722,457         2,061,168        16,613,658
                                                           --------------    --------------    --------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (393,715)         (280,013)               --                --
  Distributions from net realized gains                                --                --                --                --
                                                           --------------    --------------    --------------    --------------
    Net decrease in net assets from dividends
      and distributions                                          (393,715)         (280,013)               --                --
                                                           --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                  1,109,505         2,320,484         1,478,639         8,064,919
  Reinvestment of dividends and distributions                     393,715           280,013                --                --
  Net asset value of shares redeemed                           (3,847,792)       (9,697,114)      (27,491,609)      (46,454,273)
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      capital share transactions                               (2,344,572)       (7,096,617)      (26,012,970)      (38,389,354)
                                                           --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                          (635,215)       (2,654,173)      (23,951,802)      (21,775,696)

NET ASSETS
  Beginning of period                                          29,444,641        32,098,814        26,002,340        47,778,036
                                                           --------------    --------------    --------------    --------------
  End of period                                            $   28,809,426    $   29,444,641    $    2,050,538    $   26,002,340
                                                           ==============    ==============    ==============    ==============
  Undistributed Net Investment Income (Loss)               $      116,509    $      322,116    $      (88,401)   $           --
                                                           ==============    ==============    ==============    ==============

(1) For the period January 15, 2003 (inception date) through October 31, 2003

                 See Accompanying Notes to Financial Statements.

                                                                     SELECT EQUITY                   CAPITAL APPRECIATION
                                                                      PORTFOLIO                           PORTFOLIO
                                                           --------------------------------    --------------------------------
                                                             FOR THE SIX                         FOR THE SIX
                                                               MONTHS            FOR THE           MONTHS            FOR THE
                                                                ENDED             YEAR              ENDED             YEAR
                                                              APRIL 30,           ENDED           APRIL 30,           ENDED
                                                                2004           OCTOBER 31,          2004           OCTOBER 31,
                                                             (UNAUDITED)          2003           (UNAUDITED)          2003
                                                           --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                             $       58,995    $       73,941    $       (8,396)   $        1,260
  Net realized gain (loss) from investments,
    futures contracts and foreign currency transactions           458,661            59,434           256,964        (1,163,407)
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, and
    foreign currency translations                                  (9,048)        1,454,640            84,805         2,698,825
                                                           --------------    --------------    --------------    --------------
    Net increase in net assets resulting from operations          508,608         1,588,015           333,373         1,536,678
                                                           --------------    --------------    --------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                            (84,980)          (38,005)           (1,299)               --
  Distributions from net realized gains                                --                --                --                --
                                                           --------------    --------------    --------------    --------------
    Net decrease in net assets from dividends
      and distributions                                           (84,980)          (38,005)           (1,299)               --
                                                           --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                  7,338,195           856,357           748,702         1,053,045
  Reinvestment of dividends and distributions                      84,980            38,005             1,299                --
  Net asset value of shares redeemed                           (3,359,199)       (3,367,323)       (1,683,209)       (2,398,763)
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      capital share transactions                                4,063,976        (2,472,961)         (933,208)       (1,345,718)
                                                           --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                         4,487,604          (922,951)         (601,134)          190,960

NET ASSETS
  Beginning of period                                          10,803,598        11,726,549         9,501,881         9,310,921
                                                           --------------    --------------    --------------    --------------
  End of period                                            $   15,291,202    $   10,803,598    $    8,900,747    $    9,501,881
                                                           ==============    ==============    ==============    ==============
  Undistributed Net Investment Income (Loss)               $       29,088    $       55,073    $       (8,403)   $        1,292
                                                           ==============    ==============    ==============    ==============

                                                                      HARBINGER                     INVESTMENT GRADE FIXED
                                                                      PORTFOLIO                        INCOME PORTFOLIO
                                                           --------------------------------    --------------------------------
                                                             FOR THE SIX                         FOR THE SIX
                                                               MONTHS            FOR THE           MONTHS            FOR THE
                                                                ENDED            PERIOD             ENDED             YEAR
                                                              APRIL 30,           ENDED           APRIL 30,           ENDED
                                                                2004           OCTOBER 31,          2004           OCTOBER 31,
                                                             (UNAUDITED)         2003(1)         (UNAUDITED)          2003
                                                           --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                             $      (17,091)   $      (19,402)   $      167,421    $      333,393
  Net realized gain (loss) from investments,
    futures contracts and foreign currency transactions           251,350            12,435           120,365           468,513
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, and
    foreign currency translations                                (116,717)          666,477          (192,532)         (181,086)
                                                           --------------    --------------    --------------    --------------
    Net increase in net assets resulting from operations          117,542           659,510            95,254           620,820
                                                           --------------    --------------    --------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                 --                --          (181,847)         (361,256)
  Distributions from net realized gains                                --                --          (442,513)         (216,079)
                                                           --------------    --------------    --------------    --------------
    Net decrease in net assets from dividends
      and distributions                                                --                --          (624,360)         (577,335)
                                                           --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                         --         1,785,000         1,500,000         9,157,866
  Reinvestment of dividends and distributions                          --                --           624,360           559,163
  Net asset value of shares redeemed                             (450,600)               --           (20,246)      (14,772,568)
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      capital share transactions                                 (450,600)        1,785,000         2,104,114        (5,055,539)
                                                           --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                          (333,058)        2,444,510         1,575,008        (5,012,054)

NET ASSETS
  Beginning of period                                           2,444,510                --        11,549,606        16,561,660
                                                           --------------    --------------    --------------    --------------
  End of period                                            $    2,111,452    $    2,444,510    $   13,124,614    $   11,549,606
                                                           ==============    ==============    ==============    ==============
  Undistributed Net Investment Income (Loss)               $      (17,091)   $           --    $      (14,426)   $           --
                                                           ==============    ==============    ==============    ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004       ------------------------------------------------------------
                                                 (UNAUDITED)           2003         2002         2001         2000         1999
                                                --------------       --------     --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period           $       0.87        $   0.76     $   0.85     $  11.01     $  13.32     $  11.53
                                                 ------------        --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                  0.01            0.01         0.01         0.01(1)      0.24         0.16
  Net gain (loss) on investments
    (both realized and unrealized)                       0.05            0.11        (0.09)       (0.28)        0.31         1.76
                                                 ------------        --------     --------     --------     --------     --------
      Total from investment operations                   0.06            0.12        (0.08)       (0.27)        0.55         1.92
                                                 ------------        --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.01)          (0.01)       (0.01)       (0.03)       (0.22)       (0.13)
  Distributions from net realized gains                    --              --           --        (9.86)       (2.64)          --
                                                 ------------        --------     --------     --------     --------     --------
      Total dividends and distributions                 (0.01)          (0.01)       (0.01)       (9.89)       (2.86)       (0.13)
                                                 ------------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $       0.92        $   0.87     $   0.76     $   0.85     $  11.01     $  13.32
                                                 ============        ========     ========     ========     ========     ========
      Total return(2)                                    7.15%          15.48%       (9.68)%      (4.34)%       5.59%       16.82%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $     28,809        $ 29,445     $ 32,099     $  3,005     $  3,112     $ 36,332
    Ratio of expenses to average net assets(3)           0.75%(4)        0.75%        0.75%        0.75%        0.77%        0.76%
    Ratio of net investment income to average
      net assets                                         1.27%(4)        1.26%        0.85%        1.16%        1.28%        1.01%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.57%(4)        0.55%        0.63%        2.17%        1.36%        0.39%
  Portfolio turnover rate                                  27%             56%          72%          45%         218%          79%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was .75% for the years ending October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004       ------------------------------------------------------------
                                                 (UNAUDITED)           2003         2002         2001         2000         1999
                                                --------------       --------     --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period           $       9.49        $   6.44     $   8.13     $  22.50     $  17.89     $  12.89
                                                 ------------        --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment loss                                   (0.50)          (0.13)       (0.09)       (0.08)       (0.15)       (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                       2.65            3.18        (1.60)       (5.27)        5.98         5.12
                                                 ------------        --------     --------     --------     --------     --------
      Total from investment operations                   2.15            3.05        (1.69)       (5.35)        5.83         5.00
                                                 ------------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                    --              --           --        (9.02)       (1.22)          --
                                                 ------------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $      11.64        $   9.49     $   6.44     $   8.13     $  22.50     $  17.89
                                                 ============        ========     ========     ========     ========     ========
      Total return(1)                                   22.66%          47.36%      (20.79)%     (37.01)%      33.05%       38.79%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      2,051        $ 26,002     $ 47,778     $119,838     $274,009     $236,679
    Ratio of expenses to average net assets(2)           0.99%(3)        0.99%        0.99%        0.99%        1.01%        1.00%
    Ratio of net investment loss to average
      net assets                                        (0.84)%(3)      (0.81)%      (0.84)%      (0.68)%      (0.57)%      (0.68)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.75%(3)        0.35%        0.29%        0.20%        0.16%        0.19%
  Portfolio turnover rate                                  36%             65%          70%          80%          88%         108%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was .99% for the years ending October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                              APRIL 30, 2004       FOR THE YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)           2003              2002(1)
                                                              --------------      ------------       ------------
PER SHARE DATA
  Net asset value, beginning of period                         $       9.07       $       7.87       $      10.00
                                                               ------------       ------------       ------------

INVESTMENT OPERATIONS
  Net investment income                                                0.03               0.06               0.01
  Net gain (loss) on investments
    (both realized and unrealized)                                     0.27               1.17              (2.14)
                                                               ------------       ------------       ------------

      Total from investment operations                                 0.30               1.23              (2.13)
                                                               ------------       ------------       ------------

LESS DIVIDENDS
  Dividends from net investment income                                (0.06)             (0.03)                --
                                                               ------------       ------------       ------------

NET ASSET VALUE, END OF PERIOD                                 $       9.31       $       9.07       $       7.87
                                                               ============       ============       ============

      Total return(2)                                                  3.24%             15.61%            (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $     15,291       $     10,804       $     11,727
    Ratio of expenses to average net assets(3)                         0.75%(4)           0.75%              0.75%(4)
    Ratio of net investment income to average
      net assets                                                       0.79%(4)           0.70%              0.56%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             0.69%(4)           0.96%              1.74%(4)
  Portfolio turnover rate                                                65%               107%                79%

(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, for the year ended October 31, 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                              APRIL 30, 2004       FOR THE YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)           2003               2002(1)
                                                               ------------       ------------       ------------
PER SHARE DATA
  Net asset value, beginning of period                         $       8.65       $       7.37       $      10.00
                                                               ------------       ------------       ------------
INVESTMENT OPERATIONS
  Net investment income (loss)                                        (0.01)              0.00(2)            0.00(2)
  Net gain (loss) on investments
    (both realized and unrealized)                                     0.31               1.28              (2.63)
                                                               ------------       ------------       ------------

      Total from investment operations                                 0.30               1.28              (2.63)
                                                               ------------       ------------       ------------

LESS DIVIDENDS
  Dividends from net investment income                                 0.00(2)              --                 --
  Distributions from net realized gains                                  --                 --                 --
                                                               ------------       ------------       ------------

      Total dividends                                                    --                 --                 --
                                                               ------------       ------------       ------------

NET ASSET VALUE, END OF PERIOD                                 $       8.95       $       8.65       $       7.37
                                                               ============       ============       ============

      Total return(3)                                                  3.48%             17.37%            (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $      8,901       $      9,502       $      9,311
    Ratio of expenses to average net assets(4)                         0.75%(5)           0.75%              0.75%(5)
    Ratio of net investment income (loss) to average
      net assets                                                      (0.18)%(5)          0.01%             (0.07)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             1.19%(5)           1.03%              0.76%(5)
  Portfolio turnover rate                                                48%               108%                56%

(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, for the year ended October 31, 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                             FOR THE SIX
                                                            MONTHS ENDED       FOR THE PERIOD
                                                           APRIL 30, 2004          ENDED
                                                             (UNAUDITED)     OCTOBER 31, 2003(1)
                                                           --------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period                      $      13.68          $      10.00
                                                            ------------          ------------

INVESTMENT OPERATIONS
  Net investment loss                                              (0.12)                (0.11)
  Net gain on investments (both realized and unrealized)            0.65                  3.79
                                                            ------------          ------------

      Total from investment operations                              0.53                  3.68
                                                            ------------          ------------

NET ASSET VALUE, END OF PERIOD                              $      14.21          $      13.68
                                                            ============          ============

      Total return(2)                                               3.87%                36.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                  $      2,111          $      2,445
    Ratio of expenses to average net assets(3),(4)                  1.40%                 1.40%
    Ratio of net investment loss to average net assets(4)          (1.33)%               (1.31)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                       3.58%                 5.31%
  Portfolio turnover rate                                             24%                   42%

(1)  For the period January 15, 2003 (inception date) through October 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004 and for the period ended October 31, 2003, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                              APRIL 30, 2004       FOR THE YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)           2003            2002(1),(2)
                                                              --------------      ------------       ------------
PER SHARE DATA
  Net asset value, beginning of period                         $      10.18       $      10.24       $      10.00
                                                               ------------       ------------       ------------

INVESTMENT OPERATIONS
  Net investment income                                                0.14               0.34               0.17
  Net gain (loss) on investments, futures contracts
    and foreign currency related items
    (both realized and unrealized)                                    (0.02)              0.09               0.24
                                                               ------------       ------------       ------------

      Total from investment operations                                 0.12               0.43               0.41
                                                               ------------       ------------       ------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                (0.15)             (0.36)             (0.17)
  Distributions from net realized gains                               (0.39)             (0.13)                --
                                                               ------------       ------------       ------------

      Total dividends and distributions                               (0.54)             (0.49)             (0.17)
                                                               ------------       ------------       ------------

NET ASSET VALUE, END OF PERIOD                                 $       9.76       $      10.18       $      10.24
                                                               ============       ============       ============

      Total return(3)                                                  1.17%              4.37%              4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $     13,125       $     11,550       $     16,562
    Ratio of expenses to average net assets(4)                         0.40%(5)           0.40%              0.40%(5)
    Ratio of net investment income to average
      net assets                                                       2.78%(5)           2.94%              3.27%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             1.29%(5)           1.28%              1.05%(5)
  Portfolio turnover rate                                               171%               629%               172%

(1)  For the period May 1, 2002 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the period ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, for the year ended October 31, 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers seven managed investment funds, of which six are contained in this report. The Large Cap Value Portfolio ("Large Cap Value"), the Capital Appreciation Portfolio ("Capital Appreciation"), the Small Cap Growth Portfolio ("Small Cap Growth"), the Select Equity Portfolio ("Select Equity"), and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income") are each classified as diversified; the Harbinger Portfolio ("Harbinger") is classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992. Effective April 28, 2004, the Small Cap Growth Portfolio closed to new investments, except for the reinvestments of dividends and distributions.

   Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Small Cap Growth seeks capital growth; Capital Appreciation and Select Equity seek long-term capital appreciation; and Harbinger seeks long-term growth of capital.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolios may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, Small Cap Growth, Select Equity and Harbinger. Dividends from net investment income are declared daily and paid monthly for Investment Grade Fixed Income. Distributions of net realized capital gains, if any, are declared and paid at least annually for Investment Grade Fixed Income. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolios' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

   At April 30, 2004, Investment Grade Fixed Income had the following open forward foreign currency contracts:

                                                 FOREIGN CURRENCY
                                    EXPIRATION        TO BE          CONTRACT    CONTRACT    UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT      DATE       PURCHASED/(SOLD)    AMOUNT      VALUE      GAIN (LOSS)
---------------------------------   ----------   -----------------   ---------   ---------   -----------
     British Pound                   7/2/2004    L         (36,500)  $ (66,590)  $ (64,393)  $     2,197
     European Economic Unit          7/2/2004    EURO      (56,000)    (67,453)    (66,952)          501
     European Economic Unit          7/2/2004    EURO      (55,000)    (66,463)    (65,757)          706
     European Economic Unit          7/2/2004    EURO      (20,000)    (24,540)    (23,912)          628
     Japanese Yen                    7/2/2004    Y       7,145,992      67,453      64,878        (2,575)
     Japanese Yen                    7/2/2004    Y       6,985,220      66,463      63,418        (3,045)
     Japanese Yen                    7/2/2004    Y       7,100,000      68,269      64,460        (3,809)
     Japanese Yen                    7/2/2004    Y       7,000,000      67,530      63,552        (3,978)
                                                                     ---------   ---------   -----------
                                                                     $  44,669   $  35,294   $    (9,375)
                                                                     =========   =========   ===========

   I) TBA PURCHASE COMMITMENTS -- Each Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- Each Portfolio may enter into futures contracts to the extent permitted by its investment objectives and policies. Upon entering into a futures contract, a Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2004, Investment Grade Fixed Income had the following open futures contracts:

                                                                             UNREALIZED
                            NUMBER OF  EXPIRATION   CONTRACT    CONTRACT   APPRECIATION/
FUTURES CONTRACTS           CONTRACTS     DATE       AMOUNT      VALUE     (DEPRECIATION)
-----------------           ---------  ----------  ----------  ----------  ---------------
U.S. Treasury
  5 Year Notes Futures          3       06/21/04   $  330,343  $  329,812  $          (531)
U.S. Treasury
  Bonds Futures                 5       06/21/04      567,502     535,469          (32,033)
                                                   ----------  ----------  ---------------
                                                      897,845     865,281          (32,564)
                                                   ----------  ----------  ---------------
U.S. Treasury
  2 Year Notes Futures         (4)      06/29/04     (852,700)   (850,188)           2,512
                                                   ----------  ----------  ---------------
                                                   $   45,145  $   15,093  $       (30,052)
                                                   ==========  ==========  ===============

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolios in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at April 30, 2004 are as follows:

                                           MARKET VALUE OF                     VALUE OF
       PORTFOLIO                          SECURITIES LOANED              COLLATERAL RECEIVED
       ---------                          -----------------              -------------------
       Large Cap Value                      $  2,926,020                    $  3,018,770
       Small Cap Growth                          420,466                         443,342
       Select Equity                             702,743                         745,350
       Capital Appreciation                    1,752,978                       1,838,701
       Harbinger                                 250,128                         256,486
       Investment Grade Fixed Income           1,718,935                       1,755,601

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolios to act as the Portfolios' securities lending agent. The Fund earned no income from securities lending through the period ended March 17, 2004.

   Effective March 17, 2004, SSB has been engaged by the Portfolios to act as the Portfolios' securities lending agent. The Portfolios' securities lending arrangement provides that the Portfolios and SSB will share the net income earned from securities lending activities with each Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   L) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

   Each Portfolio may invest up to 15% (except Small Cap Growth, which may invest up to 10%) of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for each Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolios based on the following fee schedules:

          PORTFOLIO                                     ANNUAL RATE
          ---------                                     -----------
          Large Cap Value                      0.75% of average daily net assets
          Small Cap Growth                     0.90% of average daily net assets
          Select Equity                        0.50% of average daily net assets
          Capital Appreciation                 0.50% of average daily net assets
          Harbinger                            1.00% of average daily net assets
          Investment Grade Fixed Income        0.30% of average daily net assets

   For the six months ended April 30, 2004, investment advisory fees earned, voluntarily waived and expenses reimbursed for each Portfolio were as follows:

                                  GROSS                     NET
                                ADVISORY                  ADVISORY      EXPENSE
      PORTFOLIO                   FEE         WAIVER        FEE       REIMBURSEMENT
      ---------                ----------    ---------    --------    -------------
      Large Cap Value          $  110,979    $ (84,786)   $ 26,193    $          --
      Small Cap Growth             94,859      (78,626)     16,233               --
      Select Equity                37,503      (37,503)         --          (14,136)
      Capital Appreciation         22,853      (22,853)         --          (31,566)
      Harbinger                    12,878      (12,878)         --          (33,223)
      Investment Grade
        Fixed Income               18,087      (18,087)         --          (59,668)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolios.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

   For the six months ended April 30, 2004, co-administration services fees earned by CSAMSI were as follows:

          PORTFOLIO                                 CO-ADMINISTRATION FEE
          ---------                                 ---------------------
          Large Cap Value                                $   14,797
          Small Cap Growth                                   10,540
          Select Equity                                       7,501
          Capital Appreciation                                4,570
          Harbinger                                           1,288
          Investment Grade Fixed Income                       6,029

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                      ANNUAL RATE
          ------------------------                      -----------
          First $5 billion                    0.050% of average daily net assets
          Next $5 billion                     0.035% of average daily net assets
          Over $10 billion                    0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administration services fees earned by SSB (including out-of-pocket fees) were as follows:

          PORTFOLIO                                 CO-ADMINISTRATION FEE
          ---------                                 ---------------------
          Large Cap Value                                $   10,113
          Small Cap Growth                                    8,967
          Select Equity                                       5,653
          Capital Appreciation                                4,625
          Harbinger                                           1,752
          Investment Grade Fixed Income                      16,293

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid for its services by the Portfolios as follows:

          PORTFOLIO                                        AMOUNT
          ---------                                       --------
          Large Cap Value                                 $  1,510
          Small Cap Growth                                   1,510
          Select Equity                                      1,510
          Capital Appreciation                               1,510
          Harbinger                                          1,510
          Investment Grade Fixed Income                      1,510

NOTE 3. LINE OF CREDIT

   The Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At April 30, 2004, the Portfolios had no loans outstanding under the Credit Facility. During the six months ended April 30, 2004, the Portfolios had borrowings under the Credit Facility as follows:

                                                     WEIGHTED
                                                     AVERAGE       MAXIMUM
                                    AVERAGE DAILY    INTEREST    DAILY LOAN
          PORTFOLIO                 LOAN BALANCE      RATE%      OUTSTANDING
          ---------                 -------------    --------    -----------
          Large Cap Value           $     165,682     1.501%     $   348,000
          Small Cap Growth              1,039,300     1.562%       4,682,000
          Select Equity                 2,200,667     1.500%       2,208,000
          Capital Appreciation            157,000     1.500%         157,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                                              U.S. GOVERNMENT
                                              INVESTMENTS                  AND AGENCY OBLIGATIONS
                                     ------------------------------    ------------------------------
      PORTFOLIO                        PURCHASES          SALES          PURCHASES          SALES
      ---------                      -------------    -------------    -------------    -------------
      Large Cap Value                $   8,030,015    $  10,023,012    $          --    $          --
      Small Cap Growth                   7,043,698       32,470,334               --               --
      Select Equity                     12,589,916        9,287,800               --               --
      Capital Appreciation               4,226,191        5,250,551               --               --
      Harbinger                            580,436          751,684               --               --
      Investment Grade Fixed Income     22,752,650       21,270,556       20,161,835       18,929,403

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                                                         NET UNREALIZED
                                    IDENTIFIED     GROSS UNREALIZED   GROSS UNREALIZED   APPRECIATION/
   PORTFOLIO                           COST          APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
   ---------                       -------------   ----------------   ----------------   --------------
   Large Cap Value                 $  29,532,412       $  3,127,729      $    (850,246)   $   2,277,483
   Small Cap Growth                    4,693,756            425,690         (2,621,931)      (2,196,241)
   Select Equity                      14,102,227          1,369,365           (223,356)       1,146,009
   Capital Appreciation                9,758,549          1,212,741           (223,210)         989,531
   Harbinger                           1,718,614            574,398            (24,638)         549,760
   Investment Grade Fixed Income      17,881,930             39,667           (139,646)         (99,979)

NOTE 5. RESTRICTED SECURITIES

Certain investments of Small Cap Growth are restricted as to resale and are valued at fair value as determined in good faith under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of April 30, 2004, the value per share of such securities and percentage of net assets which the securities represent.

                                                                                                    PERCENTAGE
                      SECURITY     NUMBER     ACQUISITION                    FAIR       VALUE PER     OF NET
  SECURITY              TYPE      OF SHARES      DATES          COST         VALUE        SHARE       ASSETS
  --------            ---------   ---------   -----------   ------------   ----------   ---------   ----------
Planetweb, Inc.       Pfd Stock    165,400      9/08/00     $    898,390   $    3,854    $  0.02       0.19%
Prescient Systems     Pfd Stock     31,075      2/23/98        2,014,773      325,601      10.48      15.88%
                                   -------                  ------------   ----------                 -----
                                   196,475                  $  2,913,163   $  329,455                 16.07%
                                   =======                  ============   ==========                 =====

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a par value of $.001 per share. Shares of eight series have been classified, six of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:

                                                                 LARGE CAP VALUE PORTFOLIO
                                                      ------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                      APRIL 30, 2004 (UNAUDITED)     OCTOBER 31, 2003
                                                      --------------------------    ------------------
Shares sold                                                    1,175,926                 3,078,570
Shares issued in reinvestment
  of dividends                                                   423,350                   368,438
Shares redeemed                                               (4,146,572)              (12,005,818)
                                                              ----------               -----------
Net decrease                                                  (2,547,296)               (8,558,810)
                                                              ==========               ===========

                                                                 SMALL CAP GROWTH PORTFOLIO
                                                      ------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                      APRIL 30, 2004 (UNAUDITED)     OCTOBER 31, 2003
                                                      --------------------------    ------------------
Shares sold                                                      139,277                 1,247,916
Shares redeemed                                               (2,703,546)               (5,924,329)
                                                              ----------                ----------
Net decrease                                                  (2,564,269)               (4,676,413)
                                                              ==========                ==========

                                                                  SELECT EQUITY PORTFOLIO
                                                      ------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                      APRIL 30, 2004 (UNAUDITED)     OCTOBER 31, 2003
                                                      --------------------------    ------------------
Shares sold                                                      803,148                   108,916
Shares issued in reinvestment
  of dividends                                                     8,936                     4,652
Shares redeemed                                                 (361,448)                 (411,717)
                                                                --------                  --------
Net increase (decrease)                                          450,636                  (298,149)
                                                                ========                  ========

                                                               CAPITAL APPRECIATION PORTFOLIO
                                                      ------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                      APRIL 30, 2004 (UNAUDITED)     OCTOBER 31, 2003
                                                      --------------------------    ------------------
Shares sold                                                       83,070                   146,668
Shares issued in reinvestment
  of dividends                                                       145                        --
Shares redeemed                                                 (187,729)                 (310,425)
                                                                --------                  --------
Net decrease                                                    (104,514)                 (163,757)
                                                                ========                  ========

                                                                    HARBINGER PORTFOLIO
                                                      -------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED    FOR THE PERIOD ENDED
                                                      APRIL 30, 2004 (UNAUDITED)    OCTOBER 31, 2003(1)
                                                      --------------------------   --------------------
Shares sold                                                           --                   178,635
Shares redeemed                                                  (30,000)                       --
                                                                 -------                   -------
Net increase (decrease)                                          (30,000)                  178,635
                                                                 =======                   =======

                                                          INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                                      ------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                      APRIL 30, 2004 (UNAUDITED)     OCTOBER 31, 2003
                                                      --------------------------    ------------------
Shares sold                                                      148,515                   899,738
Shares issued in reinvestment
  of dividends and distributions                                  63,072                    54,682
Shares redeemed                                                   (2,026)               (1,437,039)
                                                                 -------                ----------
Net increase (decrease)                                          209,561                  (482,619)
                                                                 =======                ==========


(1) For the period January 15, 2003 (inception date) through October 31, 2003.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio was as follows:

                                                  NUMBER OF           APPROXIMATE PERCENTAGE
         PORTFOLIO                               SHAREHOLDERS         OF OUTSTANDING SHARES
         ---------                               ------------         ----------------------
         Large Cap Value                              1                        98%
         Small Cap Growth                             4                        90%
         Select Equity                                5                        88%
         Capital Appreciation                         2                        99%
         Harbinger                                    2                        95%
         Investment Grade Fixed Income                2                        99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, each Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PROXY VOTING (unaudited)

   The policies and procedures that the Portfolios use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSILC-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        CREDIT SUISSE INSTITUTIONAL FUND, INC.

        /s/ Joseph D. Gallagher
        -----------------------
        Name:  Joseph D. Gallagher
        Title: Chief Executive Officer
        Date:  July 6, 2004


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        /s/ Joseph D. Gallagher
        -----------------------
        Name:  Joseph D. Gallagher
        Title: Chief Executive Officer
        Date:  July 6, 2004


        /s/ Michael A. Pignataro
        ------------------------
        Name:  Michael A. Pignataro
        Title: Chief Financial Officer
        Date:  July 6, 2004